UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3614

                            ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--100.5%
------------------------------------------------------------------------------------------------------------------------------------
New York--86.1%
$       125,000   Albany County Airport Authority                                            5.500%    12/15/2019     $     130,485
------------------------------------------------------------------------------------------------------------------------------------
      1,035,000   Albany County IDA (Albany College of Pharmacy)                             5.375     12/01/2024         1,071,887
------------------------------------------------------------------------------------------------------------------------------------
      1,700,000   Albany County IDA (Albany College of Pharmacy)                             5.625     12/01/2034         1,779,951
------------------------------------------------------------------------------------------------------------------------------------
        885,000   Albany Hsg. Authority (Lark Drive)                                         5.500     12/01/2028           912,231
------------------------------------------------------------------------------------------------------------------------------------
      1,420,000   Albany IDA (Albany Medical Center)                                         6.000     05/01/2019         1,456,281
------------------------------------------------------------------------------------------------------------------------------------
      2,460,000   Albany IDA (Albany Medical Center)                                         6.000     05/01/2029         2,511,266
------------------------------------------------------------------------------------------------------------------------------------
        400,000   Albany IDA (Albany Municipal Golf Course Clubhouse)                        7.500     05/01/2012           401,276
------------------------------------------------------------------------------------------------------------------------------------
        895,000   Albany IDA (Albany Rehab.)                                                 8.375     06/01/2023           935,418
------------------------------------------------------------------------------------------------------------------------------------
      4,005,000   Albany IDA (Charitable Leadership)                                         5.750     07/01/2026         4,143,613
------------------------------------------------------------------------------------------------------------------------------------
      3,730,000   Albany IDA (Daughters of Sarah Nursing Home)                               5.375     10/20/2030         3,974,278
------------------------------------------------------------------------------------------------------------------------------------
      2,485,000   Albany IDA (Hampton Plaza)                                                 6.250     03/15/2018         2,530,799
------------------------------------------------------------------------------------------------------------------------------------
        900,000   Albany IDA (New Covenant Charter School)                                   7.000     05/01/2025           875,502
------------------------------------------------------------------------------------------------------------------------------------
      1,285,000   Albany IDA (Sage Colleges)                                                 5.250     04/01/2019         1,308,438
------------------------------------------------------------------------------------------------------------------------------------
      1,760,000   Albany IDA (Sage Colleges)                                                 5.300     04/01/2029         1,787,843
------------------------------------------------------------------------------------------------------------------------------------
      2,510,000   Albany Parking Authority                                                   5.625     07/15/2020         2,671,594
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Albany Parking Authority                                                   5.625     07/15/2025         2,122,940
------------------------------------------------------------------------------------------------------------------------------------
      1,770,000   Albany Parking Authority 1                                                 7.050 2   11/01/2017           971,571
------------------------------------------------------------------------------------------------------------------------------------
      5,700,000   Allegany County IDA (Houghton College)                                     5.250     01/15/2024         5,809,668
------------------------------------------------------------------------------------------------------------------------------------
        920,000   Amherst IDA (Asbury Pointe)                                                5.800     02/01/2015           920,359
------------------------------------------------------------------------------------------------------------------------------------
         10,000   Amherst IDA (Asbury Pointe)                                                6.000     02/01/2023            10,003
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Amherst IDA (Asbury Pointe)                                                6.000     02/01/2029         3,045,480
------------------------------------------------------------------------------------------------------------------------------------
      2,880,000   Amherst IDA (Daemen College)                                               6.000     10/01/2021         3,031,632
------------------------------------------------------------------------------------------------------------------------------------
     10,055,000   Amherst IDA (Daemen College)                                               6.125     10/01/2031        10,553,426
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Amherst IDA (UBF Faculty-Student Hsg. Corp.)                               5.250     08/01/2031            26,605
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Appleridge Retirement Community                                            5.750     09/01/2041         3,223,890
------------------------------------------------------------------------------------------------------------------------------------
        650,000   Babylon IDA (WWH Ambulance)                                                7.375     09/15/2008           653,887
------------------------------------------------------------------------------------------------------------------------------------
         40,000   Bethany Retirement Home                                                    7.450     02/01/2024            40,524
------------------------------------------------------------------------------------------------------------------------------------
        810,000   Bethlehem Water System                                                     5.250     03/01/2018           857,523
------------------------------------------------------------------------------------------------------------------------------------
        855,000   Bethlehem Water System                                                     5.375     03/01/2019           915,081
------------------------------------------------------------------------------------------------------------------------------------
        905,000   Bethlehem Water System                                                     5.375     03/01/2020           968,594
------------------------------------------------------------------------------------------------------------------------------------
        955,000   Bethlehem Water System                                                     5.500     03/01/2021         1,030,837
------------------------------------------------------------------------------------------------------------------------------------
        505,000   Bethlehem Water System                                                     5.500     03/01/2022           544,400
------------------------------------------------------------------------------------------------------------------------------------
      1,065,000   Blauvelt Volunteer Fire Company                                            6.250     10/15/2017         1,086,747
------------------------------------------------------------------------------------------------------------------------------------
        900,000   Bleeker Terrace HDC                                                        8.750     07/01/2007           905,904
------------------------------------------------------------------------------------------------------------------------------------
        580,000   Brookhaven IDA (Brookhaven Memorial Hospital)                              8.250     11/15/2030           633,047
------------------------------------------------------------------------------------------------------------------------------------
      6,445,000   Brookhaven IDA (Dowling College)                                           6.750     03/01/2023         6,448,931
------------------------------------------------------------------------------------------------------------------------------------
      1,250,000   Brookhaven IDA (St. Joseph's College)                                      6.000     12/01/2020         1,290,988
------------------------------------------------------------------------------------------------------------------------------------
      2,425,000   Brookhaven IDA (Stony Brook Foundation)                                    6.500     11/01/2020         2,524,716
------------------------------------------------------------------------------------------------------------------------------------
         65,000   Broome County IDA (University Plaza)                                       5.000     08/01/2025            66,036
------------------------------------------------------------------------------------------------------------------------------------
      3,030,000   Broome County IDA (University Plaza)                                       5.000     08/01/2036         3,067,905
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Broome County IDA (University Plaza)                                       5.100     08/01/2030         1,018,210
------------------------------------------------------------------------------------------------------------------------------------
      1,250,000   Broome County IDA (University Plaza)                                       5.100     08/01/2036         1,276,200
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Broome County IDA (University Plaza)                                       5.200     08/01/2030         3,079,980
------------------------------------------------------------------------------------------------------------------------------------
      4,450,000   Broome County IDA (University Plaza)                                       5.200     08/01/2036         4,545,319
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                          5.750     11/01/2030         3,016,110
------------------------------------------------------------------------------------------------------------------------------------
        915,000   Canton Human Services Initiatives                                          5.700     09/01/2024           972,700
------------------------------------------------------------------------------------------------------------------------------------
      1,155,000   Canton Human Services Initiatives                                          5.750     09/01/2032         1,224,589
------------------------------------------------------------------------------------------------------------------------------------
        600,000   Capital District Youth Center                                              6.000     02/01/2017           619,524
------------------------------------------------------------------------------------------------------------------------------------
        500,000   Carnegie Redevel. Corp. 1                                                  7.000     09/01/2021           502,805
------------------------------------------------------------------------------------------------------------------------------------


1                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     4,295,000   Cattaraugus County IDA (Olean General Hospital)                            5.250%    08/01/2023     $   4,426,255
------------------------------------------------------------------------------------------------------------------------------------
      1,465,000   Cattaraugus County IDA (St. Bonaventure University)                        5.450     09/15/2019         1,507,910
------------------------------------------------------------------------------------------------------------------------------------
      2,900,000   Chautauqua County IDA (Jamestown Community College)                        5.250     08/01/2028         2,981,722
------------------------------------------------------------------------------------------------------------------------------------
        640,000   Chautauqua County IDA (Jamestown Devel. Corp.)                             7.125     11/01/2008           659,718
------------------------------------------------------------------------------------------------------------------------------------
      3,395,000   Chautauqua County IDA (Jamestown Devel. Corp.)                             7.125     11/01/2018         3,537,828
------------------------------------------------------------------------------------------------------------------------------------
      1,900,000   Chautauqua County IDA (Woman's Christian Assoc. of Jamestown)              6.400     11/15/2029         1,983,543
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000     11/01/2029         2,546,475
------------------------------------------------------------------------------------------------------------------------------------
        915,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000     11/01/2029           932,010
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000     11/01/2034         1,014,260
------------------------------------------------------------------------------------------------------------------------------------
      1,455,000   Chemung County IDA (Arnot Ogden Medical Center)                            5.000     11/01/2034         1,475,748
------------------------------------------------------------------------------------------------------------------------------------
      1,245,000   Chemung County IDA (Hathorn Redevel. Company)                              4.850     07/01/2023         1,253,578
------------------------------------------------------------------------------------------------------------------------------------
      1,515,000   Chemung County IDA (Hathorn Redevel. Company)                              5.000     07/01/2033         1,543,088
------------------------------------------------------------------------------------------------------------------------------------
      6,160,000   Chemung County IDA (St. Joseph's Hospital)                                 6.000     01/01/2013         6,009,511
------------------------------------------------------------------------------------------------------------------------------------
      6,395,000   Chemung County IDA (St. Joseph's Hospital)                                 6.350     01/01/2013         6,358,293
------------------------------------------------------------------------------------------------------------------------------------
      4,910,000   Chemung County IDA (St. Joseph's Hospital)                                 6.500     01/01/2019         4,867,479
------------------------------------------------------------------------------------------------------------------------------------
      1,700,000   Clifton Springs Hospital & Clinic                                          7.650     01/01/2012         1,752,275
------------------------------------------------------------------------------------------------------------------------------------
      2,905,000   Clifton Springs Hospital & Clinic                                          8.000     01/01/2020         2,909,067
------------------------------------------------------------------------------------------------------------------------------------
         35,000   Cohoes GO                                                                  6.200     03/15/2012            36,063
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.200     03/15/2013            25,740
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.250     03/15/2014            25,742
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.250     03/15/2015            25,737
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Cohoes GO                                                                  6.250     03/15/2016            25,720
------------------------------------------------------------------------------------------------------------------------------------
      1,725,000   Columbia County IDA (Berkshire Farms)                                      7.500     12/15/2014         1,762,691
------------------------------------------------------------------------------------------------------------------------------------
      3,300,000   Corinth IDA (International Paper Company)                                  5.750     02/01/2022         3,433,782
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Corinth IDA (International Paper Company)                                  5.850     12/01/2020            30,954
------------------------------------------------------------------------------------------------------------------------------------
      5,370,000   Cortland County IDA (Cortland Memorial Hospital)                           5.250     07/01/2032         5,604,615
------------------------------------------------------------------------------------------------------------------------------------
        155,000   Dutchess County IDA (Astor Learning Center Civic Facility)                 5.150     11/01/2024           160,231
------------------------------------------------------------------------------------------------------------------------------------
        120,000   Dutchess County IDA (Bard College)                                         5.750     08/01/2030           128,614
------------------------------------------------------------------------------------------------------------------------------------
      3,500,000   Dutchess County IDA (Bard College)                                         7.000     11/01/2017         3,509,520
------------------------------------------------------------------------------------------------------------------------------------
        900,000   Dutchess County IDA (St. Francis Hospital)                                 7.500     03/01/2029           982,710
------------------------------------------------------------------------------------------------------------------------------------
      2,310,000   Dutchess County IDA (Vassar Brothers Hospital)                             6.500     04/01/2020         2,476,158
------------------------------------------------------------------------------------------------------------------------------------
      5,635,000   Dutchess County IDA (Vassar Brothers Hospital)                             6.500     04/01/2030         6,020,772
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Dutchess County IDA (Vassar College)                                       5.350     09/01/2040            26,364
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Dutchess County Water & Wastewater Authority                               5.400 2   06/01/2027           378,740
------------------------------------------------------------------------------------------------------------------------------------
      3,315,000   East Rochester Hsg. Authority (Episcopal Senior Hsg.)                      7.750     10/01/2032         3,511,613
------------------------------------------------------------------------------------------------------------------------------------
      1,355,000   East Rochester Hsg. Authority (Gates Senior Hsg.)                          6.125     04/20/2043         1,490,446
------------------------------------------------------------------------------------------------------------------------------------
      1,400,000   East Rochester Hsg. Authority (Genesee Valley Nursing Home)                5.200     12/20/2024         1,470,028
------------------------------------------------------------------------------------------------------------------------------------
      2,570,000   East Rochester Hsg. Authority (Jefferson Park Apartments)                  6.750     03/01/2030         2,437,362
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   East Rochester Hsg. Authority (Linden Knoll)                               5.350     02/01/2038         2,023,800
------------------------------------------------------------------------------------------------------------------------------------
      4,095,000   East Rochester Hsg. Authority (St. John's Meadows)                         5.950     08/01/2027         4,241,028
------------------------------------------------------------------------------------------------------------------------------------
        365,000   Erie County IDA (Air Cargo)                                                8.250     10/01/2007           365,657
------------------------------------------------------------------------------------------------------------------------------------


2                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     2,380,000   Erie County IDA (Air Cargo)                                                8.500%    10/01/2015     $   2,387,021
------------------------------------------------------------------------------------------------------------------------------------
      4,000,000   Erie County IDA (Charter School Applied Tech)                              6.750     06/01/2025         3,880,480
------------------------------------------------------------------------------------------------------------------------------------
      7,000,000   Erie County IDA (Charter School Applied Tech)                              6.875     06/01/2035         6,735,540
------------------------------------------------------------------------------------------------------------------------------------
      1,860,000   Erie County IDA (DePaul Properties)                                        5.750     09/01/2028         1,529,980
------------------------------------------------------------------------------------------------------------------------------------
      2,915,000   Erie County IDA (DePaul Properties)                                        6.500     09/01/2018         2,752,547
------------------------------------------------------------------------------------------------------------------------------------
     35,000,000   Erie County IDA (Great Lakes)                                              7.500     12/01/2025        34,752,900
------------------------------------------------------------------------------------------------------------------------------------
     11,310,000   Erie County IDA (Medaille College)                                         7.625     04/01/2035        12,010,994
------------------------------------------------------------------------------------------------------------------------------------
      3,515,000   Erie County IDA (Medaille College)                                         8.250     11/01/2026         3,765,233
------------------------------------------------------------------------------------------------------------------------------------
         75,000   Erie County IDA (The Episcopal Church Home)                                5.875     02/01/2018            77,400
------------------------------------------------------------------------------------------------------------------------------------
      9,600,000   Erie County IDA (The Episcopal Church Home)                                6.000     02/01/2028         9,920,256
------------------------------------------------------------------------------------------------------------------------------------
      3,170,000   Erie County Sewer District                                                 5.000     06/01/2029         3,314,457
------------------------------------------------------------------------------------------------------------------------------------
      2,630,000   Erie County Sewer District                                                 5.000     12/01/2030         2,747,745
------------------------------------------------------------------------------------------------------------------------------------
      1,360,000   Erie County Sewer District                                                 5.000     12/01/2035         1,415,447
------------------------------------------------------------------------------------------------------------------------------------
     18,610,000   Erie County Tobacco Asset Securitization Corp.                             5.000     06/01/2038        17,875,836
------------------------------------------------------------------------------------------------------------------------------------
      2,700,000   Erie County Tobacco Asset Securitization Corp.                             5.000     06/01/2045         2,568,807
------------------------------------------------------------------------------------------------------------------------------------
     54,000,000   Erie County Tobacco Asset Securitization Corp.                             5.880 2   06/01/2047         4,596,480
------------------------------------------------------------------------------------------------------------------------------------
     80,000,000   Erie County Tobacco Asset Securitization Corp.                             6.380 2   06/01/2050         5,004,800
------------------------------------------------------------------------------------------------------------------------------------
    180,000,000   Erie County Tobacco Asset Securitization Corp.                             6.750 2   06/01/2055         6,998,400
------------------------------------------------------------------------------------------------------------------------------------
  1,024,000,000   Erie County Tobacco Asset Securitization Corp.                             7.650 2   06/01/2060        18,616,320
------------------------------------------------------------------------------------------------------------------------------------
      3,340,000   Erie County Tobacco Asset Securitization Corp. RITES                       5.576 3   06/01/2038         3,076,507
------------------------------------------------------------------------------------------------------------------------------------
      9,305,000   Erie County Tobacco Asset Securitization Corp. RITES                       5.576 3   06/01/2038         8,570,929
------------------------------------------------------------------------------------------------------------------------------------
     21,250,000   Erie County Tobacco Asset Securitization Corp. RITES                       5.576 3   06/01/2045        19,184,925
------------------------------------------------------------------------------------------------------------------------------------
     14,940,000   Erie County Tobacco Asset Securitization Corp. RITES                       5.576 3   06/01/2045        13,488,131
------------------------------------------------------------------------------------------------------------------------------------
      2,300,000   Essex County IDA (International Paper Company) 4                           6.450     11/15/2023         2,454,215
------------------------------------------------------------------------------------------------------------------------------------
         45,000   Essex County IDA (Moses Ludington Nursing Home)                            6.200     02/01/2030            49,032
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Essex County IDA (Moses Ludington Nursing Home)                            6.375     02/01/2050         5,452,800
------------------------------------------------------------------------------------------------------------------------------------
        115,000   Essex County IDA (Moses Ludington Nursing Home)                            9.000     02/01/2008           117,509
------------------------------------------------------------------------------------------------------------------------------------
        975,000   Essex County IDA (North Country Community College Foundation)              5.000     06/01/2020           964,694
------------------------------------------------------------------------------------------------------------------------------------
        320,000   Essex County IDA (North Country Community College Foundation)              5.000     06/01/2020           316,618
------------------------------------------------------------------------------------------------------------------------------------
      1,235,000   Essex County IDA (North Country Community College Foundation)              5.200     06/01/2025         1,236,247
------------------------------------------------------------------------------------------------------------------------------------
        410,000   Essex County IDA (North Country Community College Foundation)              5.200     06/01/2025           410,414
------------------------------------------------------------------------------------------------------------------------------------
      1,100,000   Essex County IDA (North Country Community College Foundation)              5.300     06/01/2035         1,102,211
------------------------------------------------------------------------------------------------------------------------------------
      3,750,000   Essex County IDA Solid Waste Disposal (International Paper Company) 4      5.200     12/01/2023         3,762,450
------------------------------------------------------------------------------------------------------------------------------------
      4,440,000   Essex County IDA Solid Waste Disposal (International Paper Company)        5.200     03/01/2028         4,419,665
------------------------------------------------------------------------------------------------------------------------------------
      1,850,000   Essex County IDA Solid Waste Disposal (International Paper Company) 4      5.500     08/15/2022         1,882,912
------------------------------------------------------------------------------------------------------------------------------------
      1,625,000   Essex County IDA Solid Waste Disposal (International Paper Company) 4      5.500     10/01/2026         1,653,210
------------------------------------------------------------------------------------------------------------------------------------
      5,680,000   Franklin County IDA (Adirondack Medical Center)                            5.500     12/01/2029         5,980,983
------------------------------------------------------------------------------------------------------------------------------------


3                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------


      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$       900,000   Franklin County IDA (North Country Community College Foundation)           5.200%    06/01/2025     $     900,909
------------------------------------------------------------------------------------------------------------------------------------
         50,000   Freeport Union Free School District                                        5.250     03/15/2032            53,566
------------------------------------------------------------------------------------------------------------------------------------
        320,000   Glen Cove IDA (SLCD)                                                       6.875     07/01/2008           322,032
------------------------------------------------------------------------------------------------------------------------------------
      3,775,000   Glen Cove IDA (SLCD)                                                       7.375     07/01/2023         3,928,605
------------------------------------------------------------------------------------------------------------------------------------
      1,315,000   Green Island Power Authority                                               5.125     12/15/2024         1,326,664
------------------------------------------------------------------------------------------------------------------------------------
      2,795,000   Green Island Power Authority                                               6.000     12/15/2020         2,927,204
------------------------------------------------------------------------------------------------------------------------------------
      1,695,000   Green Island Power Authority                                               6.000     12/15/2025         1,761,563
------------------------------------------------------------------------------------------------------------------------------------
        840,000   Hempstead GO                                                               5.000     07/01/2020           853,558
------------------------------------------------------------------------------------------------------------------------------------
      1,025,000   Hempstead GO                                                               5.000     07/01/2021         1,039,453
------------------------------------------------------------------------------------------------------------------------------------
      1,270,000   Hempstead GO                                                               5.000     07/01/2022         1,286,612
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Hempstead IDA (Adelphi University)                                         5.500     06/01/2032         2,664,325
------------------------------------------------------------------------------------------------------------------------------------
        310,000   Hempstead IDA (Dentaco Corp.)                                              7.250     11/01/2012           331,774
------------------------------------------------------------------------------------------------------------------------------------
      1,270,000   Hempstead IDA (Dentaco Corp.)                                              8.250     11/01/2025         1,380,211
------------------------------------------------------------------------------------------------------------------------------------
      3,550,000   Hempstead IDA (Engel Burman Senior Hsg.)                                   6.250     11/01/2010         3,584,968
------------------------------------------------------------------------------------------------------------------------------------
     18,825,000   Hempstead IDA (Engel Burman Senior Hsg.)                                   6.750     11/01/2024        19,354,736
------------------------------------------------------------------------------------------------------------------------------------
      1,875,000   Hempstead IDA (Franklin Hospital Medical Center)                           5.750     11/01/2008         1,862,063
------------------------------------------------------------------------------------------------------------------------------------
      9,375,000   Hempstead IDA (Franklin Hospital Medical Center)                           6.375     11/01/2018         9,164,625
------------------------------------------------------------------------------------------------------------------------------------
      9,285,000   Hempstead IDA (Franklin Hospital Medical Center)                           7.750     11/01/2022         9,910,902
------------------------------------------------------------------------------------------------------------------------------------
      2,495,000   Hempstead IDA (Hungry Harbor Associates)                                   8.000     05/01/2044         2,543,278
------------------------------------------------------------------------------------------------------------------------------------
      5,690,000   Hempstead IDA (Hungry Harbor Associates)                                   8.000     05/01/2044         5,690,910
------------------------------------------------------------------------------------------------------------------------------------
      4,760,000   Hempstead IDA (Hungry Harbor Associates)                                   8.000     05/01/2044         4,852,106
------------------------------------------------------------------------------------------------------------------------------------
     12,505,000   Hempstead IDA (Hungry Harbor Associates)                                   8.000     05/01/2044        12,746,972
------------------------------------------------------------------------------------------------------------------------------------
      6,355,000   Hempstead IDA (South Shore Y JCC)                                          6.750     11/01/2024         6,435,264
------------------------------------------------------------------------------------------------------------------------------------
      6,270,000   Herkimer County IDA (Burrows Paper)                                        8.000     01/01/2009         6,222,850
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Herkimer County IDA (Folts Adult Home)                                     5.500     03/20/2040         3,289,260
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Herkimer County IDA (Herkimer County College Foundation)                   6.250     08/01/2034         1,049,900
------------------------------------------------------------------------------------------------------------------------------------
      1,285,000   Herkimer County IDA (Herkimer County College Foundation)                   6.400     11/01/2020         1,357,872
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Herkimer County IDA (Herkimer County College Foundation)                   6.500     11/01/2030         2,104,040
------------------------------------------------------------------------------------------------------------------------------------
        250,000   Herkimer Hsg. Authority                                                    7.150     03/01/2011           252,818
------------------------------------------------------------------------------------------------------------------------------------
        990,000   Hudson IDA (Have, Inc.)                                                    8.125     12/01/2017           998,771
------------------------------------------------------------------------------------------------------------------------------------
      1,255,000   Hudson IDA (Hudson Fabrics)                                                6.750     11/01/2024         1,280,564
------------------------------------------------------------------------------------------------------------------------------------
        145,000   Huntington Hsg. Authority (GJSR)                                           5.875     05/01/2019           147,118
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Huntington Hsg. Authority (GJSR)                                           6.000     05/01/2029         1,012,010
------------------------------------------------------------------------------------------------------------------------------------
      8,500,000   Huntington Hsg. Authority (GJSR)                                           6.000     05/01/2039         8,585,680
------------------------------------------------------------------------------------------------------------------------------------
        820,000   Islip IDA (Leeway School)                                                  9.000     08/01/2021           829,586
------------------------------------------------------------------------------------------------------------------------------------
     18,545,000   Islip IDA (Southside Hospital Civic Facilities)                            7.750     12/01/2022        19,568,869
------------------------------------------------------------------------------------------------------------------------------------
      1,315,000   Islip Res Rec, Series E                                                    5.750     07/01/2021         1,442,450
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Islip Res Rec, Series E                                                    5.750     07/01/2023         1,096,190
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)                                   5.500     08/01/2024         3,159,210
------------------------------------------------------------------------------------------------------------------------------------
      3,750,000   L.I.  Power Authority RITES                                                9.089 3   12/01/2026         4,417,050
------------------------------------------------------------------------------------------------------------------------------------
      2,915,000   L.I.  Power Authority RITES                                                9.175 3   09/01/2028         3,593,087
------------------------------------------------------------------------------------------------------------------------------------
        260,000   L.I.  Power Authority, Series A                                            5.000     09/01/2027           267,498
------------------------------------------------------------------------------------------------------------------------------------
    115,620,000   L.I.  Power Authority, Series A                                            5.125     12/01/2022       120,033,215
------------------------------------------------------------------------------------------------------------------------------------
     24,130,000   L.I.  Power Authority, Series A                                            5.125     09/01/2029        24,782,717
------------------------------------------------------------------------------------------------------------------------------------
         60,000   L.I.  Power Authority, Series A                                            5.125     09/01/2029            62,780
------------------------------------------------------------------------------------------------------------------------------------
     44,530,000   L.I.  Power Authority, Series A                                            5.375     09/01/2025        47,139,458
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   L.I.  Power Authority, Series B                                            5.000     12/01/2035         5,166,800
------------------------------------------------------------------------------------------------------------------------------------


4                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    86,300,000   L.I. Power Authority, Series L                                             5.375%    05/01/2033     $  91,076,705
------------------------------------------------------------------------------------------------------------------------------------
        100,000   Lowville GO                                                                7.200     09/15/2012           117,952
------------------------------------------------------------------------------------------------------------------------------------
        100,000   Lowville GO                                                                7.200     09/15/2013           119,660
------------------------------------------------------------------------------------------------------------------------------------
        100,000   Lowville GO                                                                7.200     09/15/2014           121,673
------------------------------------------------------------------------------------------------------------------------------------
      3,830,000   Lyons Community Health Initiatives Corp.                                   5.550     09/01/2024         4,049,497
------------------------------------------------------------------------------------------------------------------------------------
      4,360,000   Macleay Hsg. Corp. (Larchmont Woods)                                       8.500     01/01/2031         4,399,371
------------------------------------------------------------------------------------------------------------------------------------
        750,000   Madison County IDA (Morrisville State College Foundation)                  5.000     06/01/2028           782,460
------------------------------------------------------------------------------------------------------------------------------------
      1,100,000   Madison County IDA (Morrisville State College Foundation)                  5.000     06/01/2032         1,143,956
------------------------------------------------------------------------------------------------------------------------------------
      1,290,000   Madison County IDA (Oneida Healthcare Center)                              5.300     02/01/2021         1,352,900
------------------------------------------------------------------------------------------------------------------------------------
      5,500,000   Madison County IDA (Oneida Healthcare Center)                              5.350     02/01/2031         5,749,205
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Middleton IDA (Flanagan Design & Display)                                  7.000     11/01/2006            30,250
------------------------------------------------------------------------------------------------------------------------------------
        690,000   Middleton IDA (Flanagan Design & Display)                                  7.500     11/01/2018           724,548
------------------------------------------------------------------------------------------------------------------------------------
      3,955,000   Middletown IDA (Southwinds Retirement Home)                                6.375     03/01/2018         3,940,050
------------------------------------------------------------------------------------------------------------------------------------
        310,000   Middletown IDA (YMCA)                                                      6.250     11/01/2009           300,712
------------------------------------------------------------------------------------------------------------------------------------
      1,255,000   Middletown IDA (YMCA)                                                      7.000     11/01/2019         1,162,569
------------------------------------------------------------------------------------------------------------------------------------
        230,000   Monroe County COP                                                          8.050     01/01/2011           236,431
------------------------------------------------------------------------------------------------------------------------------------
        715,000   Monroe County IDA (Canal Ponds)                                            7.000     06/15/2013           755,398
------------------------------------------------------------------------------------------------------------------------------------
         50,000   Monroe County IDA (Cloverwood Senior Living)                               6.750     05/01/2023            40,593
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County IDA (Cloverwood Senior Living)                               6.875     05/01/2033           810,240
------------------------------------------------------------------------------------------------------------------------------------
      1,149,883   Monroe County IDA (Cottrone Devel.)                                        9.500     12/01/2010         1,169,431
------------------------------------------------------------------------------------------------------------------------------------
        950,000   Monroe County IDA (Dayton Rogers Manufacturing)                            6.100     12/01/2009           925,623
------------------------------------------------------------------------------------------------------------------------------------
      4,325,000   Monroe County IDA (DePaul Community Facilities)                            5.875     02/01/2028         3,587,242
------------------------------------------------------------------------------------------------------------------------------------
      5,435,000   Monroe County IDA (DePaul Community Facilities)                            5.950     08/01/2028         4,553,660
------------------------------------------------------------------------------------------------------------------------------------
        805,000   Monroe County IDA (DePaul Community Facilities)                            6.450     02/01/2014           811,883
------------------------------------------------------------------------------------------------------------------------------------
      1,285,000   Monroe County IDA (DePaul Community Facilities)                            6.500     02/01/2024         1,295,498
------------------------------------------------------------------------------------------------------------------------------------
      4,485,000   Monroe County IDA (DePaul Properties)                                      6.150     09/01/2021         4,153,289
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County IDA (Highland Hospital of Rochester)                         5.000     08/01/2022         1,012,960
------------------------------------------------------------------------------------------------------------------------------------
      1,250,000   Monroe County IDA (Highland Hospital of Rochester)                         5.000     08/01/2025         1,254,075
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County IDA (Jewish Home of Rochester Senior Hsg.)                   6.875     04/01/2017         1,029,190
------------------------------------------------------------------------------------------------------------------------------------
      5,005,000   Monroe County IDA (Jewish Home of Rochester Senior Hsg.)                   6.875     04/01/2027         5,137,382
------------------------------------------------------------------------------------------------------------------------------------
        100,000   Monroe County IDA (Machine Tool Research)                                  7.750     12/01/2006           102,208
------------------------------------------------------------------------------------------------------------------------------------
        300,000   Monroe County IDA (Machine Tool Research)                                  8.500     12/01/2013           316,725
------------------------------------------------------------------------------------------------------------------------------------
        685,000   Monroe County IDA (Melles Griot)                                           9.500     12/01/2009           688,726
------------------------------------------------------------------------------------------------------------------------------------
        597,000   Monroe County IDA (Morrell/Morrell)                                        7.000     12/01/2007           597,197
------------------------------------------------------------------------------------------------------------------------------------
      2,525,000   Monroe County IDA (Parma Senior Hsg. Assoc.)                               6.500     12/01/2042         2,522,955
------------------------------------------------------------------------------------------------------------------------------------
      4,330,000   Monroe County IDA (Piano Works)                                            7.625     11/01/2016         4,449,984
------------------------------------------------------------------------------------------------------------------------------------
      2,890,000   Monroe County IDA (Rochester Institute of Technology)                      5.375     04/01/2029         2,833,934
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Monroe County IDA (Southview Towers)                                       6.125     02/01/2020         1,075,780
------------------------------------------------------------------------------------------------------------------------------------
      1,465,000   Monroe County IDA (St. John Fisher College)                                5.200     06/01/2019         1,536,009
------------------------------------------------------------------------------------------------------------------------------------
      2,190,000   Monroe County IDA (St. John Fisher College)                                5.250     06/01/2026         2,298,427
------------------------------------------------------------------------------------------------------------------------------------
      3,075,000   Monroe County IDA (St. John Fisher College)                                5.375     06/01/2024         3,217,065
------------------------------------------------------------------------------------------------------------------------------------
        965,000   Monroe County IDA (Volunteers of America)                                  5.700     08/01/2018           976,715
------------------------------------------------------------------------------------------------------------------------------------
      2,720,000   Monroe County IDA (Volunteers of America)                                  5.750     08/01/2028         2,682,083
------------------------------------------------------------------------------------------------------------------------------------
     12,000,000   Monroe County IDA (Woodlawn Village)                                       8.550     11/15/2032        13,582,080
------------------------------------------------------------------------------------------------------------------------------------


5                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------


      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$   650,000,000   Monroe County Tobacco Asset Securitization Corp. ( TASC)                   7.700% 2  06/01/2061     $  10,738,000
------------------------------------------------------------------------------------------------------------------------------------
      2,165,000   Monroe Newpower Corp.                                                      5.500     01/01/2034         2,261,840
------------------------------------------------------------------------------------------------------------------------------------
        580,000   Monroe Newpower Corp.                                                      5.625     01/01/2026           610,850
------------------------------------------------------------------------------------------------------------------------------------
      5,860,000   Montgomery County IDA (ASMF) 1,5                                           7.250     01/15/2019         3,112,305
------------------------------------------------------------------------------------------------------------------------------------
        500,000   Mount Vernon IDA (Kings Court)                                             5.200     12/01/2033           503,630
------------------------------------------------------------------------------------------------------------------------------------
      3,275,000   Mount Vernon IDA (Macedonia Towers)                                        5.200     12/01/2033         3,298,777
------------------------------------------------------------------------------------------------------------------------------------
      2,295,000   Mount Vernon IDA (Meadowview)                                              6.150     06/01/2019         2,359,008
------------------------------------------------------------------------------------------------------------------------------------
      2,600,000   Mount Vernon IDA (Meadowview)                                              6.200     06/01/2029         2,657,564
------------------------------------------------------------------------------------------------------------------------------------
      2,100,000   MTA DRIVERS                                                                7.549 3   05/15/2013         1,883,196
------------------------------------------------------------------------------------------------------------------------------------
     14,200,000   MTA RITES                                                                  8.089 3   11/15/2025        16,431,388
------------------------------------------------------------------------------------------------------------------------------------
      1,910,000   MTA RITES                                                                  8.089 3   11/15/2028         2,168,308
------------------------------------------------------------------------------------------------------------------------------------
     10,000,000   MTA RITES                                                                  8.089 3   11/15/2030        11,487,000
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   MTA RITES                                                                  8.089 3   11/15/2030         5,743,500
------------------------------------------------------------------------------------------------------------------------------------
      2,890,000   MTA RITES                                                                  8.089 3   11/15/2030         3,319,743
------------------------------------------------------------------------------------------------------------------------------------
      7,500,000   MTA RITES                                                                  8.089 3   11/15/2031         8,462,100
------------------------------------------------------------------------------------------------------------------------------------
      2,125,000   MTA RITES                                                                  8.089 3   11/15/2032         2,392,665
------------------------------------------------------------------------------------------------------------------------------------
      2,220,000   MTA Service Contract RITES                                                 8.589 3   01/01/2024         2,669,284
------------------------------------------------------------------------------------------------------------------------------------
     15,895,000   MTA Service Contract, Series A                                             5.125     01/01/2024        16,699,287
------------------------------------------------------------------------------------------------------------------------------------
    132,950,000   MTA Service Contract, Series A                                             5.125     01/01/2029       139,222,581
------------------------------------------------------------------------------------------------------------------------------------
     20,000,000   MTA Service Contract, Series A                                             5.750     07/01/2031        21,911,400
------------------------------------------------------------------------------------------------------------------------------------
     33,275,000   MTA Service Contract, Series B                                             5.250     01/01/2031        34,775,703
------------------------------------------------------------------------------------------------------------------------------------
         20,000   MTA, Series A                                                              5.000     11/15/2032            20,697
------------------------------------------------------------------------------------------------------------------------------------
     42,295,000   MTA, Series A                                                              5.125     11/15/2031        44,292,593
------------------------------------------------------------------------------------------------------------------------------------
         25,000   MTA, Series B                                                              5.000     01/01/2031            25,762
------------------------------------------------------------------------------------------------------------------------------------
     53,400,000   MTA, Series B                                                              5.000     11/15/2031        55,063,944
------------------------------------------------------------------------------------------------------------------------------------
     20,080,000   MTA, Series B                                                              5.250     11/15/2032        21,140,826
------------------------------------------------------------------------------------------------------------------------------------
     34,770,000   MTA, Series E                                                              5.250     11/15/2031        36,358,641
------------------------------------------------------------------------------------------------------------------------------------
     23,500,000   MTA, Series F                                                              5.000     11/15/2030        24,234,140
------------------------------------------------------------------------------------------------------------------------------------
    120,175,000   MTA, Series F                                                              5.000     11/15/2035       123,637,242
------------------------------------------------------------------------------------------------------------------------------------
        802,824   Municipal Assistance Corp. for Troy, NY                                    5.730 2   07/15/2021           410,669
------------------------------------------------------------------------------------------------------------------------------------
      1,218,573   Municipal Assistance Corp. for Troy, NY                                    5.740 2   01/15/2022           609,908
------------------------------------------------------------------------------------------------------------------------------------
      1,090,000   Nassau County IDA (ALIA-ACDS)                                              7.500     06/01/2015         1,183,108
------------------------------------------------------------------------------------------------------------------------------------
      2,975,000   Nassau County IDA (ALIA-ACLD)                                              6.250     09/01/2022         3,064,964
------------------------------------------------------------------------------------------------------------------------------------
        240,000   Nassau County IDA (ALIA-ACLD)                                              7.125     06/01/2017           257,611
------------------------------------------------------------------------------------------------------------------------------------
        375,000   Nassau County IDA (ALIA-ACLD)                                              7.500     06/01/2015           407,033
------------------------------------------------------------------------------------------------------------------------------------
      5,830,000   Nassau County IDA (ALIA-CSMR)                                              7.000     11/01/2016         6,270,748
------------------------------------------------------------------------------------------------------------------------------------
      3,520,000   Nassau County IDA (ALIA-CSMR)                                              7.125     06/01/2017         3,782,099
------------------------------------------------------------------------------------------------------------------------------------
      1,870,000   Nassau County IDA (ALIA-CSMR)                                              7.500     06/01/2015         2,029,735
------------------------------------------------------------------------------------------------------------------------------------
        330,000   Nassau County IDA (ALIA-FREE)                                              7.125     06/01/2012           357,605
------------------------------------------------------------------------------------------------------------------------------------
      2,310,000   Nassau County IDA (ALIA-FREE)                                              7.500     06/01/2015         2,507,320
------------------------------------------------------------------------------------------------------------------------------------
      4,030,000   Nassau County IDA (ALIA-FREE)                                              8.150     06/01/2030         4,337,086
------------------------------------------------------------------------------------------------------------------------------------
      6,485,000   Nassau County IDA (ALIA-FREE)                                              8.250     06/01/2032         6,935,254
------------------------------------------------------------------------------------------------------------------------------------
        945,000   Nassau County IDA (ALIA-HH)                                                7.125     06/01/2017         1,015,365
------------------------------------------------------------------------------------------------------------------------------------
        725,000   Nassau County IDA (ALIA-HHS)                                               7.125     06/01/2017           778,984
------------------------------------------------------------------------------------------------------------------------------------
        240,000   Nassau County IDA (ALIA-LVH)                                               7.500     06/01/2015           260,501
------------------------------------------------------------------------------------------------------------------------------------
        565,000   Nassau County IDA (CNGCS)                                                  7.500     06/01/2030           613,262
------------------------------------------------------------------------------------------------------------------------------------
      2,245,000   Nassau County IDA (CNGCS)                                                  8.150     06/01/2030         2,430,078
------------------------------------------------------------------------------------------------------------------------------------
      5,240,000   Nassau County IDA (Engel Burman Senior Hsg.)                               7.750     05/01/2047         5,417,688
------------------------------------------------------------------------------------------------------------------------------------


6                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     3,410,000   Nassau County IDA (Engel Burman Senior Hsg.)                               7.750%    05/01/2047     $   3,525,633
------------------------------------------------------------------------------------------------------------------------------------
      5,875,000   Nassau County IDA (Engel Burman Senior Hsg.)                               7.750     05/01/2047         6,074,221
------------------------------------------------------------------------------------------------------------------------------------
      6,450,000   Nassau County IDA (Engel Burman Senior Hsg.)                               7.750     05/01/2047         6,668,720
------------------------------------------------------------------------------------------------------------------------------------
      9,155,000   Nassau County IDA (Engel Burman Senior Hsg.)                               7.750     05/01/2047         9,465,446
------------------------------------------------------------------------------------------------------------------------------------
      3,860,000   Nassau County IDA (Little Village School)                                  7.500     12/01/2031         4,099,899
------------------------------------------------------------------------------------------------------------------------------------
      3,535,000   Nassau County IDA (New York Water Service Corp.)                           5.000     12/01/2035         3,631,612
------------------------------------------------------------------------------------------------------------------------------------
      2,290,000   Nassau County IDA (North Shore CFGA)                                       6.750     05/01/2024         2,317,938
------------------------------------------------------------------------------------------------------------------------------------
      2,759,599   Nassau County IDA (Sharp International) 1,5                                7.375     12/01/2007               276
------------------------------------------------------------------------------------------------------------------------------------
      1,752,588   Nassau County IDA (Sharp International) 1,5                                7.375     12/01/2007               175
------------------------------------------------------------------------------------------------------------------------------------
      2,527,212   Nassau County IDA (Sharp International) 1,5                                7.875     12/01/2012               253
------------------------------------------------------------------------------------------------------------------------------------
      1,597,663   Nassau County IDA (Sharp International) 1,5                                7.875     12/01/2012               160
------------------------------------------------------------------------------------------------------------------------------------
      2,050,000   Nassau County IDA (United Cerebral Palsy)                                  6.250     11/01/2014         2,058,405
------------------------------------------------------------------------------------------------------------------------------------
     24,125,000   Nassau County IDA (Westbury Senior Living)                                 7.900     11/01/2031        24,274,816
------------------------------------------------------------------------------------------------------------------------------------
      4,375,000   Nassau County Interim Finance Authority RITES                              8.682 3   11/15/2021         4,724,563
------------------------------------------------------------------------------------------------------------------------------------
     20,000,000   Nassau County Tobacco Settlement Corp. RITES 6                             6.125 3   06/01/2046        18,870,400
------------------------------------------------------------------------------------------------------------------------------------
     30,000,000   Nassau County Tobacco Settlement Corp.                                     5.125     06/01/2046        29,152,800
------------------------------------------------------------------------------------------------------------------------------------
     85,990,000   Nassau County Tobacco Settlement Corp.                                     5.800 2   06/01/2046         8,663,493
------------------------------------------------------------------------------------------------------------------------------------
     75,975,000   Nassau County Tobacco Settlement Corp.                                     6.000 2   06/01/2046         7,080,110
------------------------------------------------------------------------------------------------------------------------------------
     35,460,000   Nassau County Tobacco Settlement Corp.                                     6.400     07/15/2033        38,670,903
------------------------------------------------------------------------------------------------------------------------------------
    930,215,000   Nassau County Tobacco Settlement Corp.                                     6.400 2   06/01/2060        30,706,397
------------------------------------------------------------------------------------------------------------------------------------
     21,070,000   Nassau County Tobacco Settlement Corp.                                     6.500     07/15/2027        23,042,363
------------------------------------------------------------------------------------------------------------------------------------
     35,180,000   Nassau County Tobacco Settlement Corp.                                     6.600     07/15/2039        38,581,202
------------------------------------------------------------------------------------------------------------------------------------
     40,000,000   Nassau County Tobacco Settlement Corp.                                     7.350 2   06/01/2060           802,800
------------------------------------------------------------------------------------------------------------------------------------
      7,155,000   Nassau IDA (EBS North Hills LLC)                                           7.800     05/01/2045         7,551,959
------------------------------------------------------------------------------------------------------------------------------------
      3,340,000   Nassau IDA (EBS North Hills LLC)                                           7.800     05/01/2045         3,349,051
------------------------------------------------------------------------------------------------------------------------------------
      4,290,000   Nassau IDA (EBS North Hills LLC)                                           7.800     05/01/2045         4,301,626
------------------------------------------------------------------------------------------------------------------------------------
      6,195,000   Nassau IDA (EBS North Hills LLC)                                           7.800     05/01/2045         6,247,162
------------------------------------------------------------------------------------------------------------------------------------
      4,775,000   Nassau IDA (EBS North Hills LLC)                                           7.800     05/01/2045         4,787,940
------------------------------------------------------------------------------------------------------------------------------------
      4,775,000   Nassau IDA (EBS North Hills LLC)                                           7.800     05/01/2045         4,810,526
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   New Hartford-Sunset Wood Funding Corp.                                     5.500     02/01/2029         2,087,000
------------------------------------------------------------------------------------------------------------------------------------
     13,010,000   New Rochelle IDA (College of New Rochelle)                                 5.250     07/01/2027        13,420,986
------------------------------------------------------------------------------------------------------------------------------------
      6,500,000   New Rochelle IDA (College of New Rochelle)                                 5.500     07/01/2019         6,808,165
------------------------------------------------------------------------------------------------------------------------------------
      3,670,000   New Rochelle IDA (Soundview Apartments)                                    5.375     04/01/2036         3,777,348
------------------------------------------------------------------------------------------------------------------------------------
      4,800,000   Newark-Wayne Community Hospital                                            5.875     01/15/2033         4,807,872
------------------------------------------------------------------------------------------------------------------------------------
      2,360,000   Newark-Wayne Community Hospital                                            7.600     09/01/2015         2,359,882
------------------------------------------------------------------------------------------------------------------------------------
      3,300,000   Niagara County IDA (American Ref-Fuel Company)                             5.550     11/15/2024         3,446,388
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Niagara County IDA (Niagara University)                                    5.350     11/01/2023         1,602,765
------------------------------------------------------------------------------------------------------------------------------------
      5,400,000   Niagara County IDA (Niagara University)                                    5.400     11/01/2031         5,640,570
------------------------------------------------------------------------------------------------------------------------------------
      1,200,000   Niagara County IDA (Sevenson Hotel)                                        6.600     05/01/2007         1,202,028
------------------------------------------------------------------------------------------------------------------------------------
      6,500,000   Niagara County IDA (Solid Waste Disposal)                                  5.625     11/15/2024         6,830,850
------------------------------------------------------------------------------------------------------------------------------------
         20,000   Niagara County Tobacco Asset Securitization Corp.                          5.750     05/15/2022            20,751
------------------------------------------------------------------------------------------------------------------------------------
      1,370,000   Niagara County Tobacco Asset Securitization Corp.                          6.250     05/15/2034         1,444,432
------------------------------------------------------------------------------------------------------------------------------------
      6,255,000   Niagara County Tobacco Asset Securitization Corp.                          6.250     05/15/2040         6,594,834
------------------------------------------------------------------------------------------------------------------------------------
         90,000   Niagara Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                                    5.000     04/01/2028            90,730
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Niagara Frontier Transportation Authority
                  (Buffalo Niagara International Airport)                                    5.625     04/01/2029            26,349
------------------------------------------------------------------------------------------------------------------------------------
        715,000   North Babylon Volunteer Fire Company                                       5.750     08/01/2022           753,996
------------------------------------------------------------------------------------------------------------------------------------
      1,555,000   North Country Devel. Authority (Clarkson University)                       5.500     07/01/2019         1,615,583
------------------------------------------------------------------------------------------------------------------------------------


7                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     3,145,000   North Country Devel, Authority (Clarkson University)                       5.500%    07/01/2029     $   3,260,767
------------------------------------------------------------------------------------------------------------------------------------
        260,000   North Tonawanda HDC (Bishop Gibbons Associates)                            6.800     12/15/2007           264,186
------------------------------------------------------------------------------------------------------------------------------------
      3,295,000   North Tonawanda HDC (Bishop Gibbons Associates)                            7.375     12/15/2021         3,635,835
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Nunda GO                                                                   8.000     05/01/2010            28,337
------------------------------------------------------------------------------------------------------------------------------------
        315,000   NY Counties Tobacco Trust I                                                6.500     06/01/2035           335,173
------------------------------------------------------------------------------------------------------------------------------------
      1,295,000   NY Counties Tobacco Trust I (TASC) Fixed Receipts                          6.225     06/01/2028         1,370,900
------------------------------------------------------------------------------------------------------------------------------------
      3,880,000   NY Counties Tobacco Trust I (TASC) RITES                                   7.617 3   06/01/2028         4,562,220
------------------------------------------------------------------------------------------------------------------------------------
      2,960,000   NY Counties Tobacco Trust I RITES                                          7.206 3   06/01/2035         3,339,117
------------------------------------------------------------------------------------------------------------------------------------
      9,615,000   NY Counties Tobacco Trust I RITES                                          7.279 3   06/01/2042        11,010,810
------------------------------------------------------------------------------------------------------------------------------------
     14,900,000   NY Counties Tobacco Trust II RITES                                         7.874 3   06/01/2035        15,503,450
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NY Counties Tobacco Trust II RITES                                         8.419 3   06/01/2043         5,385,600
------------------------------------------------------------------------------------------------------------------------------------
     12,950,000   NY Counties Tobacco Trust II RITES                                         8.419 3   06/01/2043        13,948,704
------------------------------------------------------------------------------------------------------------------------------------
        245,000   NY Counties Tobacco Trust III                                              6.000     06/01/2043           258,002
------------------------------------------------------------------------------------------------------------------------------------
      7,000,000   NY Counties Tobacco Trust IV                                               5.000     06/01/2038         6,723,850
------------------------------------------------------------------------------------------------------------------------------------
    117,975,000   NY Counties Tobacco Trust IV                                               5.880 2   06/01/2050         8,685,320
------------------------------------------------------------------------------------------------------------------------------------
    279,690,000   NY Counties Tobacco Trust IV                                               6.370 2   06/01/2055        12,823,787
------------------------------------------------------------------------------------------------------------------------------------
    561,950,000   NY Counties Tobacco Trust IV                                               6.800 2   06/01/2060        15,352,474
------------------------------------------------------------------------------------------------------------------------------------
     82,500,000   NY Counties Tobacco Trust IV (TASC)                                        0.000     06/01/2041        62,855,100
------------------------------------------------------------------------------------------------------------------------------------
     82,500,000   NY Counties Tobacco Trust IV (TASC)                                        6.650     06/01/2041        16,640,250
------------------------------------------------------------------------------------------------------------------------------------
     12,300,000   NY Counties Tobacco Trust IV RITES                                         5.576 3   06/01/2042        11,134,821
------------------------------------------------------------------------------------------------------------------------------------
     10,210,000   NY Counties Tobacco Trust IV RITES                                         5.576 3   06/01/2042         9,242,807
------------------------------------------------------------------------------------------------------------------------------------
      5,725,000   NY Counties Tobacco Trust IV RITES                                         5.576 3   06/01/2045         5,168,645
------------------------------------------------------------------------------------------------------------------------------------
      8,700,000   NY Counties Tobacco Trust IV RITES                                         5.576 3   06/01/2045         7,854,534
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   NY Counties Tobacco Trust IV RITES                                         5.576 3   06/01/2045         1,354,230
------------------------------------------------------------------------------------------------------------------------------------
    158,835,000   NY Counties Tobacco Trust V                                                6.000 2   06/01/2038        24,492,357
------------------------------------------------------------------------------------------------------------------------------------
    398,010,000   NY Counties Tobacco Trust V                                                6.090 2   06/01/2050        28,796,024
------------------------------------------------------------------------------------------------------------------------------------
    643,195,000   NY Counties Tobacco Trust V                                                6.850 2   06/01/2055        24,499,298
------------------------------------------------------------------------------------------------------------------------------------
  3,845,000,000   NY Counties Tobacco Trust V                                                7.850 2   06/01/2060        64,057,700
------------------------------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                                                     0.000 7   03/15/2029            21,275
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                                     5.000     03/15/2021             5,128
------------------------------------------------------------------------------------------------------------------------------------
     14,150,000   NYC GO                                                                     5.000     08/01/2021        14,815,192
------------------------------------------------------------------------------------------------------------------------------------
      9,305,000   NYC GO                                                                     5.000     08/01/2024         9,689,669
------------------------------------------------------------------------------------------------------------------------------------
      5,650,000   NYC GO                                                                     5.000     09/01/2024         5,875,718
------------------------------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                                                     5.000     03/01/2025            25,743
------------------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYC GO                                                                     5.000     08/01/2025         7,797,900
------------------------------------------------------------------------------------------------------------------------------------
      8,000,000   NYC GO                                                                     5.000     04/01/2026         8,284,400
------------------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYC GO                                                                     5.000     08/01/2027         3,725,604
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYC GO                                                                     5.000     08/01/2028         2,583,225
------------------------------------------------------------------------------------------------------------------------------------
         80,000   NYC GO                                                                     5.000     08/15/2028            81,330
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                                                     5.000     11/01/2028         1,029,850
------------------------------------------------------------------------------------------------------------------------------------
        395,000   NYC GO                                                                     5.000     03/15/2029           402,185
------------------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                                     5.000     03/15/2029            20,479
------------------------------------------------------------------------------------------------------------------------------------
        110,000   NYC GO                                                                     5.000     10/15/2029           112,880
------------------------------------------------------------------------------------------------------------------------------------
     21,760,000   NYC GO                                                                     5.000     03/01/2030        22,378,637
------------------------------------------------------------------------------------------------------------------------------------
     36,570,000   NYC GO                                                                     5.000     06/01/2030        37,626,873
------------------------------------------------------------------------------------------------------------------------------------


8                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    23,250,000   NYC GO                                                                     5.000%    08/01/2030     $  23,928,203
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYC GO                                                                     5.000     08/01/2030         2,060,820
------------------------------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                                                     5.000     03/01/2033            61,316
------------------------------------------------------------------------------------------------------------------------------------
     55,475,000   NYC GO                                                                     5.000     06/01/2033        57,011,658
------------------------------------------------------------------------------------------------------------------------------------
        115,000   NYC GO                                                                     5.000     10/15/2033           117,716
------------------------------------------------------------------------------------------------------------------------------------
     12,455,000   NYC GO                                                                     5.000     12/01/2033        12,784,559
------------------------------------------------------------------------------------------------------------------------------------
     46,550,000   NYC GO                                                                     5.000     11/01/2034        47,746,801
------------------------------------------------------------------------------------------------------------------------------------
     30,000,000   NYC GO 4                                                                   5.000     03/01/2035        30,791,100
------------------------------------------------------------------------------------------------------------------------------------
     26,670,000   NYC GO                                                                     5.000     04/01/2035        27,379,689
------------------------------------------------------------------------------------------------------------------------------------
      5,400,000   NYC GO                                                                     5.000     08/01/2035         5,547,636
------------------------------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                                                     5.100     11/01/2019            62,623
------------------------------------------------------------------------------------------------------------------------------------
      5,285,000   NYC GO                                                                     5.100     08/15/2027         5,489,318
------------------------------------------------------------------------------------------------------------------------------------
      3,710,000   NYC GO                                                                     5.250     10/15/2021         3,943,433
------------------------------------------------------------------------------------------------------------------------------------
        265,000   NYC GO                                                                     5.250     08/15/2023           275,285
------------------------------------------------------------------------------------------------------------------------------------
        535,000   NYC GO                                                                     5.250     08/01/2024           552,371
------------------------------------------------------------------------------------------------------------------------------------
     33,485,000   NYC GO                                                                     5.250     06/01/2027        35,069,845
------------------------------------------------------------------------------------------------------------------------------------
      4,460,000   NYC GO                                                                     5.250     06/01/2028         4,691,965
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                                                     5.250     09/15/2033         1,051,890
------------------------------------------------------------------------------------------------------------------------------------
     17,705,000   NYC GO                                                                     5.375     12/01/2026        18,784,651
------------------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                                     5.375     03/01/2027            21,231
------------------------------------------------------------------------------------------------------------------------------------
        515,000   NYC GO                                                                     5.375     08/01/2027           535,585
------------------------------------------------------------------------------------------------------------------------------------
      1,115,000   NYC GO                                                                     5.375     03/15/2028         1,173,482
------------------------------------------------------------------------------------------------------------------------------------
     55,790,000   NYC GO                                                                     5.375     06/01/2032        58,773,649
------------------------------------------------------------------------------------------------------------------------------------
     11,500,000   NYC GO                                                                     5.500     08/01/2020        12,430,695
------------------------------------------------------------------------------------------------------------------------------------
     11,860,000   NYC GO                                                                     5.500     08/01/2021        12,812,121
------------------------------------------------------------------------------------------------------------------------------------
      1,255,000   NYC GO                                                                     5.500     06/01/2028         1,333,576
------------------------------------------------------------------------------------------------------------------------------------
      4,160,000   NYC GO                                                                     5.500     12/01/2031         4,459,187
------------------------------------------------------------------------------------------------------------------------------------
      4,675,000   NYC GO                                                                     5.500     11/15/2037         4,831,800
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                                     5.750     02/01/2020             5,082
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYC GO                                                                     5.750     03/01/2020         1,643,430
------------------------------------------------------------------------------------------------------------------------------------
      1,400,000   NYC GO                                                                     5.875     08/01/2024         1,431,514
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                                     5.950     08/01/2014             5,278
------------------------------------------------------------------------------------------------------------------------------------
     12,880,000   NYC GO                                                                     6.000     01/15/2021        14,336,728
------------------------------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                                                     6.150 2   10/01/2012            30,803
------------------------------------------------------------------------------------------------------------------------------------
        200,000   NYC GO                                                                     6.340 2   05/15/2012           156,514
------------------------------------------------------------------------------------------------------------------------------------
        335,000   NYC GO                                                                     6.350     05/15/2014           355,053
------------------------------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                                                     7.000     02/01/2010            20,206
------------------------------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                                                     7.250     08/15/2024            15,042
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                                                     7.750     08/15/2028             5,072
------------------------------------------------------------------------------------------------------------------------------------
        100,000   NYC GO DIAMONDS                                                            0.000 7   08/01/2025            94,551
------------------------------------------------------------------------------------------------------------------------------------
        837,000   NYC GO RIBS                                                                8.700 3   08/12/2010           850,325
------------------------------------------------------------------------------------------------------------------------------------
        837,000   NYC GO RIBS                                                                8.700 3   09/01/2011           850,551
------------------------------------------------------------------------------------------------------------------------------------
      1,045,000   NYC HDC (Barclay Avenue)                                                   6.450     04/01/2017         1,066,809
------------------------------------------------------------------------------------------------------------------------------------
      4,055,000   NYC HDC (Barclay Avenue)                                                   6.600     04/01/2033         4,139,628
------------------------------------------------------------------------------------------------------------------------------------
        286,665   NYC HDC (Bay Towers)                                                       6.500     08/15/2017           301,580
------------------------------------------------------------------------------------------------------------------------------------
        363,556   NYC HDC (Bridgeview III)                                                   6.500     12/15/2017           382,469
------------------------------------------------------------------------------------------------------------------------------------
      1,022,975   NYC HDC (Cadman Towers)                                                    6.500     11/15/2018         1,076,221
------------------------------------------------------------------------------------------------------------------------------------
        145,827   NYC HDC (Candia House)                                                     6.500     06/15/2018           153,398
------------------------------------------------------------------------------------------------------------------------------------
        241,736   NYC HDC (Contello III)                                                     7.000     12/15/2018           254,367
------------------------------------------------------------------------------------------------------------------------------------


9                                  |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$       861,336   NYC HDC (Court Plaza)                                                      6.500%    08/15/2017     $     906,151
------------------------------------------------------------------------------------------------------------------------------------
      2,833,169   NYC HDC (East Midtown Plaza)                                               6.500     11/15/2018         2,980,635
------------------------------------------------------------------------------------------------------------------------------------
         65,796   NYC HDC (Essex Terrace)                                                    6.500     07/15/2018            69,212
------------------------------------------------------------------------------------------------------------------------------------
        390,332   NYC HDC (Forest Park Crescent)                                             6.500     12/15/2017           410,582
------------------------------------------------------------------------------------------------------------------------------------
        897,874   NYC HDC (Janel Towers) 1                                                   6.500     09/15/2017           897,874
------------------------------------------------------------------------------------------------------------------------------------
        314,383   NYC HDC (Kingsbridge Arms)                                                 6.500     08/15/2017           330,741
------------------------------------------------------------------------------------------------------------------------------------
      2,290,000   NYC HDC (Multifamily Hsg.)                                                 4.650     11/01/2025         2,304,015
------------------------------------------------------------------------------------------------------------------------------------
      6,470,000   NYC HDC (Multifamily Hsg.)                                                 4.750     11/01/2035         6,504,420
------------------------------------------------------------------------------------------------------------------------------------
      3,380,000   NYC HDC (Multifamily Hsg.)                                                 4.850     11/01/2025         3,377,735
------------------------------------------------------------------------------------------------------------------------------------
      2,685,000   NYC HDC (Multifamily Hsg.)                                                 5.000     11/01/2037         2,706,238
------------------------------------------------------------------------------------------------------------------------------------
      3,185,000   NYC HDC (Multifamily Hsg.)                                                 5.050     11/01/2039         3,213,060
------------------------------------------------------------------------------------------------------------------------------------
      8,500,000   NYC HDC (Multifamily Hsg.)                                                 5.250     11/01/2030         8,886,665
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC HDC (Multifamily Hsg.), Series A                                       5.500     11/01/2034         3,086,430
------------------------------------------------------------------------------------------------------------------------------------
     10,470,000   NYC HDC (Multifamily Hsg.), Series A                                       5.600     11/01/2042        10,848,805
------------------------------------------------------------------------------------------------------------------------------------
        330,000   NYC HDC (Multifamily Hsg.), Series C                                       5.700     05/01/2031           340,144
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC HDC (Multifamily Hsg.), Series E                                       5.200     11/01/2033         1,014,810
------------------------------------------------------------------------------------------------------------------------------------
     11,000,000   NYC HDC (Multifamily Hsg.), Series E-1 4                                   4.950     11/01/2033        11,336,160
------------------------------------------------------------------------------------------------------------------------------------
      2,155,000   NYC HDC (Multifamily Hsg.), Series F                                       5.200     11/01/2032         2,186,916
------------------------------------------------------------------------------------------------------------------------------------
      1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                                     5.200     11/01/2038         1,354,294
------------------------------------------------------------------------------------------------------------------------------------
      3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                                     5.250     05/01/2046         3,415,708
------------------------------------------------------------------------------------------------------------------------------------
     15,510,000   NYC HDC (Multifamily Hsg.), Series I-2                                     5.200     11/01/2038        15,638,578
------------------------------------------------------------------------------------------------------------------------------------
     15,000,000   NYC HDC (Progress of Peoples Devel.) 4                                     4.950     05/15/2036        15,084,750
------------------------------------------------------------------------------------------------------------------------------------
        523,824   NYC HDC (Robert Fulton Terrace)                                            6.500     12/15/2017           551,073
------------------------------------------------------------------------------------------------------------------------------------
        195,137   NYC HDC (Rosalie Manning Apartments)                                       7.034     11/15/2018           205,339
------------------------------------------------------------------------------------------------------------------------------------
        709,404   NYC HDC (Seaview Towers)                                                   6.500     01/15/2018           746,236
------------------------------------------------------------------------------------------------------------------------------------
        293,669   NYC HDC (St. Martin Tower)                                                 6.500     11/15/2018           308,954
------------------------------------------------------------------------------------------------------------------------------------
      1,350,252   NYC HDC (Tivoli Towers)                                                    6.500     01/15/2018         1,419,655
------------------------------------------------------------------------------------------------------------------------------------
        183,420   NYC HDC (Town House West)                                                  6.500     01/15/2018           192,829
------------------------------------------------------------------------------------------------------------------------------------
        202,378   NYC HDC (Westview Apartments)                                              6.500     10/15/2017           212,906
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC Health & Hospital Corp.                                                5.375     02/15/2026         1,032,160
------------------------------------------------------------------------------------------------------------------------------------
      5,875,000   NYC Health & Hospital Corp. RITES                                          8.124 3   02/15/2020         6,791,970
------------------------------------------------------------------------------------------------------------------------------------
      1,165,000   NYC IDA (A Very Special Place)                                             5.750     01/01/2029         1,140,290
------------------------------------------------------------------------------------------------------------------------------------
        330,000   NYC IDA (A-Lite Vertical Products)                                         6.750     11/01/2009           328,928
------------------------------------------------------------------------------------------------------------------------------------
      1,330,000   NYC IDA (A-Lite Vertical Products)                                         7.500     11/01/2019         1,332,487
------------------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYC IDA (Acme Architectural Products)                                      6.375     11/01/2019         3,333,528
------------------------------------------------------------------------------------------------------------------------------------
     29,835,000   NYC IDA (Airis JFK I/JFK International Airport)                            5.500     07/01/2028        30,238,966
------------------------------------------------------------------------------------------------------------------------------------
     20,745,000   NYC IDA (Airis JFK I/JFK International Airport)                            6.000     07/01/2027        21,555,922
------------------------------------------------------------------------------------------------------------------------------------
      1,035,000   NYC IDA (ALA Realty)                                                       7.500     12/01/2010         1,060,606
------------------------------------------------------------------------------------------------------------------------------------
      1,450,000   NYC IDA (ALA Realty)                                                       8.375     12/01/2015         1,494,849
------------------------------------------------------------------------------------------------------------------------------------
        305,000   NYC IDA (Allied Metal)                                                     6.375     12/01/2014           309,926
------------------------------------------------------------------------------------------------------------------------------------
        940,000   NYC IDA (Allied Metal)                                                     7.125     12/01/2027           964,901
------------------------------------------------------------------------------------------------------------------------------------
      3,325,000   NYC IDA (Amboy Properties)                                                 6.750     06/01/2020         3,244,735
------------------------------------------------------------------------------------------------------------------------------------
      2,595,000   NYC IDA (American Airlines)                                                5.400     07/01/2019         2,185,743
------------------------------------------------------------------------------------------------------------------------------------
     29,935,000   NYC IDA (American Airlines)                                                5.400     07/01/2020        25,068,467
------------------------------------------------------------------------------------------------------------------------------------
     38,410,000   NYC IDA (American Airlines)                                                6.900     08/01/2024        36,605,114
------------------------------------------------------------------------------------------------------------------------------------
    331,800,000   NYC IDA (American Airlines)                                                8.500     08/01/2028       371,450,100
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (American National Red Cross)                                      5.000     02/01/2036         1,039,720
------------------------------------------------------------------------------------------------------------------------------------
        485,000   NYC IDA (Atlantic Paste & Glue Company)                                    6.000     11/01/2007           486,057
------------------------------------------------------------------------------------------------------------------------------------
      4,620,000   NYC IDA (Atlantic Paste & Glue Company)                                    6.625     11/01/2019         4,700,480
------------------------------------------------------------------------------------------------------------------------------------
      1,160,000   NYC IDA (Atlantic Veal & Lamb)                                             8.375     12/01/2016         1,207,328
------------------------------------------------------------------------------------------------------------------------------------
        535,000   NYC IDA (Baco Enterprises)                                                 7.500     11/01/2011           554,656
------------------------------------------------------------------------------------------------------------------------------------


10                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     1,685,000   NYC IDA (Baco Enterprises)                                                 8.500%    11/01/2021     $   1,786,218
------------------------------------------------------------------------------------------------------------------------------------
        155,000   NYC IDA (Bark Frameworks)                                                  6.000     11/01/2007           152,867
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYC IDA (Bark Frameworks)                                                  6.750     11/01/2019         1,423,980
------------------------------------------------------------------------------------------------------------------------------------
     10,705,000   NYC IDA (Berkeley Carroll School)                                          6.100     11/01/2028        10,486,939
------------------------------------------------------------------------------------------------------------------------------------
      5,500,000   NYC IDA (Beth Abraham Health Services)                                     6.500     02/15/2022         5,830,880
------------------------------------------------------------------------------------------------------------------------------------
      1,035,000   NYC IDA (Beth Abraham Health Services)                                     6.500     11/15/2027         1,102,989
------------------------------------------------------------------------------------------------------------------------------------
      4,220,000   NYC IDA (Beth Abraham Health Services)                                     6.500     11/15/2034         4,469,529
------------------------------------------------------------------------------------------------------------------------------------
     31,815,000   NYC IDA (British Airways) 4                                                5.250     12/01/2032        29,070,638
------------------------------------------------------------------------------------------------------------------------------------
     21,470,000   NYC IDA (British Airways)                                                  7.625     12/01/2032        23,419,691
------------------------------------------------------------------------------------------------------------------------------------
     85,675,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                         5.650     10/01/2028        86,184,766
------------------------------------------------------------------------------------------------------------------------------------
    143,510,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                         5.750     10/01/2036       144,322,267
------------------------------------------------------------------------------------------------------------------------------------
     21,050,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                         6.200     10/01/2022        22,634,644
------------------------------------------------------------------------------------------------------------------------------------
     16,000,000   NYC IDA (Calhoun School)                                                   6.625     12/01/2034        16,882,560
------------------------------------------------------------------------------------------------------------------------------------
      3,215,000   NYC IDA (Center for Elimination of Family Violence) 6                      7.375     11/01/2036         3,218,987
------------------------------------------------------------------------------------------------------------------------------------
        960,000   NYC IDA (Center for Elimination of Family Violence) 6                      7.375     11/01/2036           959,942
------------------------------------------------------------------------------------------------------------------------------------
      2,235,000   NYC IDA (Chardan Corp.)                                                    7.750     11/01/2020         2,235,402
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYC IDA (College of Aeronautics)                                           5.450     05/01/2018         2,573,600
------------------------------------------------------------------------------------------------------------------------------------
      9,600,000   NYC IDA (College of Aeronautics)                                           5.500     05/01/2028         9,822,912
------------------------------------------------------------------------------------------------------------------------------------
      2,505,000   NYC IDA (College of New Rochelle)                                          5.750     09/01/2017         2,601,643
------------------------------------------------------------------------------------------------------------------------------------
      2,900,000   NYC IDA (College of New Rochelle)                                          5.800     09/01/2026         3,016,058
------------------------------------------------------------------------------------------------------------------------------------
      2,040,000   NYC IDA (Community Hospital of Brooklyn)                                   6.875     11/01/2010         2,052,526
------------------------------------------------------------------------------------------------------------------------------------
      1,490,000   NYC IDA (Comprehensive Care Management)                                    6.000     05/01/2026         1,505,213
------------------------------------------------------------------------------------------------------------------------------------
      3,145,000   NYC IDA (Comprehensive Care Management)                                    6.125     11/01/2035         3,179,784
------------------------------------------------------------------------------------------------------------------------------------
      3,975,000   NYC IDA (Comprehensive Care Management)                                    6.375     11/01/2028         4,049,929
------------------------------------------------------------------------------------------------------------------------------------
      1,575,000   NYC IDA (Comprehensive Care Management)                                    6.375     11/01/2028         1,587,002
------------------------------------------------------------------------------------------------------------------------------------
      1,770,000   NYC IDA (Comprehensive Care Management)                                    7.875     12/01/2016         1,845,614
------------------------------------------------------------------------------------------------------------------------------------
      1,110,000   NYC IDA (Comprehensive Care Management)                                    8.000     12/01/2011         1,123,176
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYC IDA (Continental Airlines)                                             7.250     11/01/2008         1,507,545
------------------------------------------------------------------------------------------------------------------------------------
      4,685,000   NYC IDA (Continental Airlines)                                             8.375     11/01/2016         4,971,675
------------------------------------------------------------------------------------------------------------------------------------
        380,000   NYC IDA (Dioni)                                                            6.000     11/01/2007           382,941
------------------------------------------------------------------------------------------------------------------------------------
      3,600,000   NYC IDA (Dioni)                                                            6.625     11/01/2019         3,705,984
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Eger Harbor House)                                                5.875     05/20/2044         1,100,860
------------------------------------------------------------------------------------------------------------------------------------
      5,500,000   NYC IDA (Family Support Systems)                                           7.500     11/01/2034         5,608,240
------------------------------------------------------------------------------------------------------------------------------------
      7,315,000   NYC IDA (Friends Seminary School)                                          7.125     09/15/2031         7,854,628
------------------------------------------------------------------------------------------------------------------------------------
      3,280,000   NYC IDA (Gabrielli Truck Sales)                                            8.125     12/01/2017         3,446,165
------------------------------------------------------------------------------------------------------------------------------------
      2,265,000   NYC IDA (Gateway School of NY)                                             6.500     11/01/2019         2,406,177
------------------------------------------------------------------------------------------------------------------------------------
     14,350,000   NYC IDA (General Motors Corp.) 4                                           5.125     12/30/2023        10,186,061
------------------------------------------------------------------------------------------------------------------------------------
      1,900,000   NYC IDA (Global Country World Peace)                                       7.250     11/01/2025         1,892,818
------------------------------------------------------------------------------------------------------------------------------------
      1,800,000   NYC IDA (Global Country World Peace)                                       7.250     11/01/2025         1,793,196
------------------------------------------------------------------------------------------------------------------------------------
      2,175,000   NYC IDA (Good Shepherd Services)                                           5.875     06/01/2014         2,230,006
------------------------------------------------------------------------------------------------------------------------------------
        260,000   NYC IDA (Herbert G. Birch Childhood Project)                               7.375     02/01/2009           262,153
------------------------------------------------------------------------------------------------------------------------------------
      2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                               8.375     02/01/2022         2,276,961
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Independent Living Assoc.)                                        6.200     07/01/2020           998,010
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Institute of International Education)                             5.250     09/01/2021         1,047,160
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC IDA (Institute of International Education)                             5.250     09/01/2031         3,119,400
------------------------------------------------------------------------------------------------------------------------------------
      1,605,000   NYC IDA (Julia Gray)                                                       7.500     11/01/2020         1,642,124
------------------------------------------------------------------------------------------------------------------------------------


11                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$       830,000   NYC IDA (Just Bagels Manufacturing)                                        8.500%    11/01/2016     $     889,403
------------------------------------------------------------------------------------------------------------------------------------
      1,030,000   NYC IDA (Just Bagels Manufacturing)                                        8.750     11/01/2026         1,107,188
------------------------------------------------------------------------------------------------------------------------------------
      1,675,000   NYC IDA (Koenig Iron Works)                                                8.375     12/01/2025         1,734,027
------------------------------------------------------------------------------------------------------------------------------------
      1,150,000   NYC IDA (L&M Optical Disc)                                                 7.125     11/01/2010         1,151,024
------------------------------------------------------------------------------------------------------------------------------------
      4,500,000   NYC IDA (Liberty-7 World Trade Center) 1                                   6.750     03/01/2015         4,822,830
------------------------------------------------------------------------------------------------------------------------------------
     16,600,000   NYC IDA (Liberty-IAC/Interactive Corp.) 4                                  5.000     09/01/2035        16,723,338
------------------------------------------------------------------------------------------------------------------------------------
      3,025,000   NYC IDA (Little Red Schoolhouse)                                           6.750     11/01/2018         3,149,388
------------------------------------------------------------------------------------------------------------------------------------
        390,000   NYC IDA (Lucky Polyethylene Manufacturing Company)                         7.000     11/01/2009           382,730
------------------------------------------------------------------------------------------------------------------------------------
      2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Company)                         7.800     11/01/2024         2,913,865
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYC IDA (Lycee Francais De New York)                                       5.375     06/01/2023         2,073,460
------------------------------------------------------------------------------------------------------------------------------------
     23,000,000   NYC IDA (Magen David Yeshivah)                                             5.700     06/15/2027        24,486,490
------------------------------------------------------------------------------------------------------------------------------------
        680,000   NYC IDA (Marymount School of NY)                                           5.125     09/01/2021           698,965
------------------------------------------------------------------------------------------------------------------------------------
      3,960,000   NYC IDA (Marymount School of NY)                                           5.250     09/01/2031         4,125,092
------------------------------------------------------------------------------------------------------------------------------------
     19,335,000   NYC IDA (MediSys Health Network)                                           6.250     03/15/2024        17,995,471
------------------------------------------------------------------------------------------------------------------------------------
      1,450,000   NYC IDA (Mesorah Publications)                                             6.450     02/01/2011         1,468,821
------------------------------------------------------------------------------------------------------------------------------------
      4,790,000   NYC IDA (Mesorah Publications)                                             6.950     02/01/2021         4,793,736
------------------------------------------------------------------------------------------------------------------------------------
      3,200,000   NYC IDA (Metropolitan College of New York)                                 5.750     03/01/2020         3,114,752
------------------------------------------------------------------------------------------------------------------------------------
      2,275,000   NYC IDA (Morrisons Pastry)                                                 6.500     11/01/2019         2,279,368
------------------------------------------------------------------------------------------------------------------------------------
         25,000   NYC IDA (New York University)                                              5.000     07/01/2041            25,501
------------------------------------------------------------------------------------------------------------------------------------
      3,945,000   NYC IDA (NY Hostel Company)                                                7.600     01/01/2017         3,985,002
------------------------------------------------------------------------------------------------------------------------------------
        475,000   NYC IDA (NYC Outward Bound Center)                                         7.250     11/01/2010           475,608
------------------------------------------------------------------------------------------------------------------------------------
        290,000   NYC IDA (Paradise Products)                                                7.125     11/01/2007           293,680
------------------------------------------------------------------------------------------------------------------------------------
      4,475,000   NYC IDA (Paradise Products)                                                8.250     11/01/2022         4,680,268
------------------------------------------------------------------------------------------------------------------------------------
        470,000   NYC IDA (Petrocelli Electric)                                              7.250     11/01/2007           478,093
------------------------------------------------------------------------------------------------------------------------------------
        170,000   NYC IDA (Petrocelli Electric)                                              7.250     11/01/2008           173,776
------------------------------------------------------------------------------------------------------------------------------------
      3,780,000   NYC IDA (Petrocelli Electric)                                              8.000     11/01/2017         3,927,269
------------------------------------------------------------------------------------------------------------------------------------
        940,000   NYC IDA (Petrocelli Electric)                                              8.000     11/01/2018           985,139
------------------------------------------------------------------------------------------------------------------------------------
      6,410,000   NYC IDA (Polytechnic University)                                           6.000     11/01/2020         6,484,164
------------------------------------------------------------------------------------------------------------------------------------
     34,050,000   NYC IDA (Polytechnic University)                                           6.125     11/01/2030        34,396,289
------------------------------------------------------------------------------------------------------------------------------------
      2,240,000   NYC IDA (Precision Gear)                                                   6.375     11/01/2024         2,265,715
------------------------------------------------------------------------------------------------------------------------------------
      1,910,000   NYC IDA (Precision Gear)                                                   6.375     11/01/2024         1,931,927
------------------------------------------------------------------------------------------------------------------------------------
        930,000   NYC IDA (Precision Gear)                                                   7.625     11/01/2024           996,830
------------------------------------------------------------------------------------------------------------------------------------
      4,100,000   NYC IDA (PSCH)                                                             6.375     07/01/2033         4,362,892
------------------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYC IDA (Reece School)                                                     7.500     12/01/2037         6,813,600
------------------------------------------------------------------------------------------------------------------------------------
      2,300,000   NYC IDA (Reece School)                                                     7.500     12/01/2037         2,300,276
------------------------------------------------------------------------------------------------------------------------------------
      2,615,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                               6.250     11/01/2014         2,500,594
------------------------------------------------------------------------------------------------------------------------------------
      8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                               6.750     11/01/2028         8,001,687
------------------------------------------------------------------------------------------------------------------------------------
      1,030,000   NYC IDA (Sahadi Fine Foods)                                                6.250     11/01/2009         1,033,729
------------------------------------------------------------------------------------------------------------------------------------
      4,085,000   NYC IDA (Sahadi Fine Foods)                                                6.750     11/01/2019         4,047,867
------------------------------------------------------------------------------------------------------------------------------------
      4,380,000   NYC IDA (Showman Fabricators)                                              7.500     11/01/2028         4,416,617
------------------------------------------------------------------------------------------------------------------------------------
      3,420,000   NYC IDA (South Bronx Overall Economic Devel.)                              8.625     12/01/2025         3,514,289
------------------------------------------------------------------------------------------------------------------------------------
      1,625,000   NYC IDA (Special Needs Facilities Pooled Program)                          4.750     07/01/2020         1,620,726
------------------------------------------------------------------------------------------------------------------------------------
      4,255,000   NYC IDA (Special Needs Facilities Pooled Program)                          6.650     07/01/2023         4,129,307
------------------------------------------------------------------------------------------------------------------------------------
        345,000   NYC IDA (Special Needs Facilities Pooled Program)                          7.125     08/01/2006           346,732
------------------------------------------------------------------------------------------------------------------------------------
      7,010,000   NYC IDA (Special Needs Facilities Pooled Program)                          7.875     08/01/2025         7,499,578
------------------------------------------------------------------------------------------------------------------------------------
      5,115,000   NYC IDA (St. Bernard's School)                                             7.000     12/01/2021         5,314,792
------------------------------------------------------------------------------------------------------------------------------------
      1,550,000   NYC IDA (St. Francis College)                                              5.000     10/01/2034         1,578,799
------------------------------------------------------------------------------------------------------------------------------------
         10,000   NYC IDA (Staten Island University Hospital)                                6.375     07/01/2031            10,153
------------------------------------------------------------------------------------------------------------------------------------
      4,530,000   NYC IDA (Staten Island University Hospital)                                6.375     07/01/2031         4,599,264
------------------------------------------------------------------------------------------------------------------------------------


12                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     1,490,000   NYC IDA (Staten Island University Hospital)                                6.450%    07/01/2032     $   1,522,273
------------------------------------------------------------------------------------------------------------------------------------
        585,000   NYC IDA (Streamline Plastics)                                              7.750     12/01/2015           591,757
------------------------------------------------------------------------------------------------------------------------------------
      1,275,000   NYC IDA (Streamline Plastics)                                              8.125     12/01/2025         1,298,830
------------------------------------------------------------------------------------------------------------------------------------
        523,350   NYC IDA (Summit School)                                                    8.250     12/01/2024           532,619
------------------------------------------------------------------------------------------------------------------------------------
        955,000   NYC IDA (Surprise Plastics)                                                7.500     11/01/2013           916,924
------------------------------------------------------------------------------------------------------------------------------------
      2,480,000   NYC IDA (Surprise Plastics)                                                8.500     11/01/2023         2,389,356
------------------------------------------------------------------------------------------------------------------------------------
      5,245,000   NYC IDA (Terminal One Group Assoc.)                                        5.500     01/01/2020         5,593,006
------------------------------------------------------------------------------------------------------------------------------------
      7,750,000   NYC IDA (Terminal One Group Assoc.)                                        5.500     01/01/2021         8,251,735
------------------------------------------------------------------------------------------------------------------------------------
     11,390,000   NYC IDA (Terminal One Group Assoc.)                                        5.500     01/01/2024        12,072,375
------------------------------------------------------------------------------------------------------------------------------------
        380,000   NYC IDA (The Bank Street College)                                          5.250     12/01/2021           400,930
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (The Bank Street College)                                          5.250     12/01/2030         1,045,140
------------------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYC IDA (The Child School)                                                 7.550     06/01/2033        10,553,700
------------------------------------------------------------------------------------------------------------------------------------
        375,000   NYC IDA (Therapy & Learning Center)                                        7.500     10/01/2011           399,353
------------------------------------------------------------------------------------------------------------------------------------
      3,735,000   NYC IDA (Therapy & Learning Center)                                        8.250     10/01/2031         4,029,505
------------------------------------------------------------------------------------------------------------------------------------
        300,000   NYC IDA (THR Products Corp.)                                               7.250     11/01/2010           306,456
------------------------------------------------------------------------------------------------------------------------------------
      1,085,000   NYC IDA (THR Products Corp.)                                               8.250     11/01/2020         1,134,899
------------------------------------------------------------------------------------------------------------------------------------
      4,325,000   NYC IDA (Touro College)                                                    6.350     06/01/2029         4,524,988
------------------------------------------------------------------------------------------------------------------------------------
      4,485,000   NYC IDA (Ulano)                                                            6.900     11/01/2019         4,433,692
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (United Nations School)                                            6.350     12/01/2015         1,031,270
------------------------------------------------------------------------------------------------------------------------------------
        845,000   NYC IDA (Urban Health Plan)                                                6.250     09/15/2009           861,334
------------------------------------------------------------------------------------------------------------------------------------
      9,830,000   NYC IDA (Urban Health Plan)                                                7.050     09/15/2026        10,149,770
------------------------------------------------------------------------------------------------------------------------------------
      3,640,000   NYC IDA (Urban Resource Institute)                                         7.375     11/01/2033         3,840,782
------------------------------------------------------------------------------------------------------------------------------------
         40,000   NYC IDA (Utleys)                                                           6.625     11/01/2006            39,898
------------------------------------------------------------------------------------------------------------------------------------
      1,335,000   NYC IDA (Utleys)                                                           7.375     11/01/2023         1,312,946
------------------------------------------------------------------------------------------------------------------------------------
        365,000   NYC IDA (Van Blarcom Closures)                                             7.125     11/01/2007           372,450
------------------------------------------------------------------------------------------------------------------------------------
      2,965,000   NYC IDA (Van Blarcom Closures)                                             8.000     11/01/2017         3,122,353
------------------------------------------------------------------------------------------------------------------------------------
     20,800,000   NYC IDA (Visy Paper) 4                                                     7.800     01/01/2016        21,298,992
------------------------------------------------------------------------------------------------------------------------------------
     70,500,000   NYC IDA (Visy Paper)                                                       7.950     01/01/2028        72,009,405
------------------------------------------------------------------------------------------------------------------------------------
      1,930,000   NYC IDA (Vocational Instruction)                                           7.750     02/01/2033         1,859,439
------------------------------------------------------------------------------------------------------------------------------------
        435,000   NYC IDA (W & W Jewelers)                                                   7.250     02/01/2011           448,698
------------------------------------------------------------------------------------------------------------------------------------
      1,555,000   NYC IDA (W & W Jewelers)                                                   8.250     02/01/2021         1,641,614
------------------------------------------------------------------------------------------------------------------------------------
      5,930,000   NYC IDA (Weizmann Institute)                                               5.900     11/01/2034         6,061,409
------------------------------------------------------------------------------------------------------------------------------------
      2,900,000   NYC IDA (Weizmann Institute)                                               5.900     11/01/2034         2,908,439
------------------------------------------------------------------------------------------------------------------------------------
      3,370,000   NYC IDA (Westchester Square Medical Center)                                8.000     11/01/2010         3,459,743
------------------------------------------------------------------------------------------------------------------------------------
      6,160,000   NYC IDA (Westchester Square Medical Center)                                8.375     11/01/2015         6,381,698
------------------------------------------------------------------------------------------------------------------------------------
      1,660,000   NYC IDA (World Casing Corp.)                                               6.700     11/01/2019         1,540,712
------------------------------------------------------------------------------------------------------------------------------------
      9,000,000   NYC IDA Special Facilities (JFK International Airport)                     8.000     08/01/2012         9,812,160
------------------------------------------------------------------------------------------------------------------------------------
         65,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2029            66,747
------------------------------------------------------------------------------------------------------------------------------------
         50,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2029            51,344
------------------------------------------------------------------------------------------------------------------------------------
     39,985,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2034        41,126,572
------------------------------------------------------------------------------------------------------------------------------------
     11,565,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2035        11,929,298
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2035         3,095,910
------------------------------------------------------------------------------------------------------------------------------------
        200,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2035           205,648
------------------------------------------------------------------------------------------------------------------------------------
      7,655,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2036         7,908,151
------------------------------------------------------------------------------------------------------------------------------------
     20,900,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2037        21,609,137
------------------------------------------------------------------------------------------------------------------------------------
        850,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2038           878,127
------------------------------------------------------------------------------------------------------------------------------------
        675,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2039           694,582
------------------------------------------------------------------------------------------------------------------------------------
      4,600,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2039         4,746,602
------------------------------------------------------------------------------------------------------------------------------------
     10,640,000   NYC Municipal Water Finance Authority                                      5.000     06/15/2039        10,979,097
------------------------------------------------------------------------------------------------------------------------------------
        820,000   NYC Municipal Water Finance Authority                                      5.125     06/15/2031           848,454
------------------------------------------------------------------------------------------------------------------------------------


13                                 |                   Rochester Fund Municipals

Rochester Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$        30,000   NYC Municipal Water Finance Authority                                      5.125%    06/15/2032     $      31,106
------------------------------------------------------------------------------------------------------------------------------------
         30,000   NYC Municipal Water Finance Authority                                      5.125     06/15/2033            31,364
------------------------------------------------------------------------------------------------------------------------------------
         25,000   NYC Municipal Water Finance Authority                                      5.125     06/15/2033            25,752
------------------------------------------------------------------------------------------------------------------------------------
     20,545,000   NYC Municipal Water Finance Authority                                      5.125     06/15/2034        21,268,184
------------------------------------------------------------------------------------------------------------------------------------
        650,000   NYC Municipal Water Finance Authority                                      5.250     06/15/2034           679,140
------------------------------------------------------------------------------------------------------------------------------------
        530,000   NYC Municipal Water Finance Authority                                      5.400 2   06/15/2019           275,796
------------------------------------------------------------------------------------------------------------------------------------
     12,750,000   NYC Municipal Water Finance Authority DRIVERS                              9.548 3   06/15/2013        14,344,898
------------------------------------------------------------------------------------------------------------------------------------
      2,930,000   NYC Municipal Water Finance Authority RITES                                8.020 3   06/15/2032         3,195,751
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYC Municipal Water Finance Authority RITES                                8.089 3   06/15/2029         2,750,100
------------------------------------------------------------------------------------------------------------------------------------
      7,850,000   NYC Municipal Water Finance Authority RITES                                8.089 3   06/15/2034         8,613,334
------------------------------------------------------------------------------------------------------------------------------------
     14,425,000   NYC Municipal Water Finance Authority RITES                                8.113 3   06/15/2026        15,948,857
------------------------------------------------------------------------------------------------------------------------------------
      2,805,000   NYC Municipal Water Finance Authority RITES                                8.136 3   06/15/2027         3,094,925
------------------------------------------------------------------------------------------------------------------------------------
     11,860,000   NYC Municipal Water Finance Authority RITES                                8.217 3   06/15/2034        13,214,412
------------------------------------------------------------------------------------------------------------------------------------
      4,500,000   NYC Municipal Water Finance Authority RITES                                8.217 3   06/15/2038         4,986,090
------------------------------------------------------------------------------------------------------------------------------------
     11,210,000   NYC Municipal Water Finance Authority RITES                                8.520 3   06/15/2032        12,593,762
------------------------------------------------------------------------------------------------------------------------------------
      3,555,000   NYC Municipal Water Finance Authority RITES                                8.589 3   06/15/2021         3,932,114
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYC Municipal Water Finance Authority RITES                                8.589 3   06/15/2030         5,492,200
------------------------------------------------------------------------------------------------------------------------------------
     18,240,000   NYC Municipal Water Finance Authority RITES                                8.624 3   06/15/2030        20,035,546
------------------------------------------------------------------------------------------------------------------------------------
      4,030,000   NYC Municipal Water Finance Authority RITES                                8.636 3   06/15/2030         4,426,713
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYC Municipal Water Finance Authority RITES                                8.636 3   06/15/2030         5,492,200
------------------------------------------------------------------------------------------------------------------------------------
      6,875,000   NYC Municipal Water Finance Authority ROLs                                10.018 3   06/15/2031         7,910,788
------------------------------------------------------------------------------------------------------------------------------------
     16,675,000   NYC Municipal Water Finance Authority ROLs                                10.018 3   06/15/2036        18,880,769
------------------------------------------------------------------------------------------------------------------------------------
     10,025,000   NYC Municipal Water Finance Authority ROLs                                10.018 3   06/15/2037        11,385,593
------------------------------------------------------------------------------------------------------------------------------------
      7,875,000   NYC Municipal Water Finance Authority ROLs                                10.018 3   06/15/2039         8,788,973
------------------------------------------------------------------------------------------------------------------------------------
      4,935,000   NYC Municipal Water Finance Authority ROLs                                10.018 3   06/15/2039         5,589,578
------------------------------------------------------------------------------------------------------------------------------------
      4,500,000   NYC Municipal Water Finance Authority ROLs                                10.038 3   06/15/2039         5,073,750
------------------------------------------------------------------------------------------------------------------------------------
      2,150,000   NYC Transitional Finance Authority RITES                                   8.124 3   08/15/2027         2,404,775
------------------------------------------------------------------------------------------------------------------------------------
         50,000   NYC Trust for Cultural Resources (Museum of American Folk Art)             6.125     07/01/2030            53,893
------------------------------------------------------------------------------------------------------------------------------------
     17,923,280   NYS Certificate of Lease 1                                                 5.875     01/02/2023        18,486,787
------------------------------------------------------------------------------------------------------------------------------------
      1,690,000   NYS DA (4201 Schools Program)                                              6.250     07/01/2020         1,865,726
------------------------------------------------------------------------------------------------------------------------------------
        350,000   NYS DA (Augustana Lutheran Home)                                           5.400     02/01/2031           370,503
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   NYS DA (Augustana Lutheran Home)                                           5.500     02/01/2041         1,583,235
------------------------------------------------------------------------------------------------------------------------------------
        195,000   NYS DA (Bishop Henry B. Hucles Nursing Home)                               6.000     07/01/2024           199,801
------------------------------------------------------------------------------------------------------------------------------------
     14,360,000   NYS DA (Buena Vida Nursing Home)                                           5.250     07/01/2028        14,813,345
------------------------------------------------------------------------------------------------------------------------------------
      8,435,000   NYS DA (Center for Nursing)                                                5.550     08/01/2037         8,911,409
------------------------------------------------------------------------------------------------------------------------------------
      2,905,000   NYS DA (Chapel Oaks)                                                       5.450     07/01/2026         3,017,627
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYS DA (City University)                                                   5.000     07/01/2023             5,183
------------------------------------------------------------------------------------------------------------------------------------
      1,895,000   NYS DA (City University)                                                   5.250     07/01/2031         2,035,287
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYS DA (Concord Nursing Home)                                              6.500     07/01/2029         2,695,825
------------------------------------------------------------------------------------------------------------------------------------
      1,250,000   NYS DA (D'Youville College)                                                5.250     07/01/2025         1,318,038
------------------------------------------------------------------------------------------------------------------------------------
        525,000   NYS DA (Dept. of Health)                                                   5.500     07/01/2021           542,929
------------------------------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Ellis Hospital)                                                    5.600     08/01/2025            20,430
------------------------------------------------------------------------------------------------------------------------------------
      6,480,000   NYS DA (Frances Schervier Home & Hospital Obligated Group)                 5.500     07/01/2027         6,731,618
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Grace Manor Health Care Facility)                                  6.150     07/01/2018         1,026,270
------------------------------------------------------------------------------------------------------------------------------------
      3,970,000   NYS DA (Hospital for Special Surgery)                                      5.000     08/15/2033         4,115,143
------------------------------------------------------------------------------------------------------------------------------------


14                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$   140,915,000   NYS DA (Insured Hospital) 4                                                5.530% 2  08/15/2036     $  27,823,667
------------------------------------------------------------------------------------------------------------------------------------
     38,650,000   NYS DA (Interfaith Medical Center) 4                                       5.400     02/15/2028        39,894,144
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Jones Memorial Hospital)                                           5.375     08/01/2034         1,046,130
------------------------------------------------------------------------------------------------------------------------------------
     10,300,000   NYS DA (Kaleida Health)                                                    5.050     02/15/2025        10,669,461
------------------------------------------------------------------------------------------------------------------------------------
      3,450,000   NYS DA ( L.I.  University)                                                 5.125     09/01/2023         3,556,674
------------------------------------------------------------------------------------------------------------------------------------
      1,410,000   NYS DA ( L.I.  University)                                                 5.250     09/01/2028         1,465,427
------------------------------------------------------------------------------------------------------------------------------------
        235,000   NYS DA ( L.I.  University)                                                 5.250     09/01/2028           246,304
------------------------------------------------------------------------------------------------------------------------------------
      1,585,000   NYS DA ( L.I.  University)                                                 5.500     09/01/2020         1,697,361
------------------------------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Lakeside Memorial Hospital)                                        6.000     02/01/2021            20,235
------------------------------------------------------------------------------------------------------------------------------------
      1,700,000   NYS DA (Lenox Hill Hospital Obligated Group)                               5.375     07/01/2020         1,696,498
------------------------------------------------------------------------------------------------------------------------------------
      9,415,000   NYS DA (Lutheran Social Services of Upstate NY) RITES                      6.630 3   02/01/2038        10,206,331
------------------------------------------------------------------------------------------------------------------------------------
      3,115,000   NYS DA (Menorah Home & Hospital) RITES                                     8.501 3   08/01/2038         3,550,913
------------------------------------------------------------------------------------------------------------------------------------
      5,825,000   NYS DA (Menorah Home) RITES                                                8.689 3   08/01/2038         6,482,643
------------------------------------------------------------------------------------------------------------------------------------
     11,500,000   NYS DA (Mental Health Services Facilities)                                 5.000     02/15/2030        11,878,005
------------------------------------------------------------------------------------------------------------------------------------
      6,750,000   NYS DA (Mental Health Services Facilities)                                 5.000     02/15/2035         6,996,780
------------------------------------------------------------------------------------------------------------------------------------
     23,900,000   NYS DA (Mental Health Services Facilities)                                 5.000     02/15/2035        24,597,402
------------------------------------------------------------------------------------------------------------------------------------
      3,660,000   NYS DA (Mental Health)                                                     5.000     02/15/2033         3,751,939
------------------------------------------------------------------------------------------------------------------------------------
      4,625,000   NYS DA (Mental Health) RITES                                               8.136 3   02/15/2023         5,326,613
------------------------------------------------------------------------------------------------------------------------------------
      3,770,000   NYS DA (Millard Fillmore Hospital)                                         5.375     02/01/2032         3,925,475
------------------------------------------------------------------------------------------------------------------------------------
      4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                6.375     07/01/2029         4,482,390
------------------------------------------------------------------------------------------------------------------------------------
      2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                6.875     07/01/2019         2,708,527
------------------------------------------------------------------------------------------------------------------------------------
      6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                6.875     07/01/2025         7,649,106
------------------------------------------------------------------------------------------------------------------------------------
     10,000,000   NYS DA (Montefiore Medical Center)                                         5.000     02/01/2028        10,371,600
------------------------------------------------------------------------------------------------------------------------------------
      8,600,000   NYS DA (Montefiore Medical Center)                                         5.000     08/01/2033         8,894,206
------------------------------------------------------------------------------------------------------------------------------------
      2,375,000   NYS DA (Montefiore Medical) RITES                                         10.089 3   08/01/2038         2,922,058
------------------------------------------------------------------------------------------------------------------------------------
      6,400,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                     5.500     07/01/2026         6,479,680
------------------------------------------------------------------------------------------------------------------------------------
      6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                     6.000     07/01/2014         7,211,060
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                     6.500     07/01/2017         3,231,390
------------------------------------------------------------------------------------------------------------------------------------
     27,420,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                     6.500     07/01/2025        29,409,047
------------------------------------------------------------------------------------------------------------------------------------
      8,820,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                     6.625     07/01/2019         9,536,978
------------------------------------------------------------------------------------------------------------------------------------
     15,000,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                     6.750     07/01/2020        16,302,900
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA (Mt. Sinai/NYU Health)                                              5.500     07/01/2026         5,062,250
------------------------------------------------------------------------------------------------------------------------------------
      2,850,000   NYS DA (Municipal Health Facilities) RITES 1                               8.136 3   01/15/2023         3,316,887
------------------------------------------------------------------------------------------------------------------------------------
      4,665,000   NYS DA (North Shore Long Island Jewish Group)                              5.500     05/01/2033         4,948,585
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Norwegian Christian Home & Health Center)                          5.200     08/01/2036         1,034,960
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (Norwegian Christian Home & Health Center)                          6.100     08/01/2041         2,234,080
------------------------------------------------------------------------------------------------------------------------------------
      6,200,000   NYS DA (Nursing Home)                                                      4.900     02/15/2041         6,248,918
------------------------------------------------------------------------------------------------------------------------------------
      7,600,000   NYS DA (Nursing Home)                                                      4.950     02/15/2045         7,697,584
------------------------------------------------------------------------------------------------------------------------------------
      4,215,000   NYS DA (Nursing Homes)                                                     5.200     02/01/2032         4,436,962
------------------------------------------------------------------------------------------------------------------------------------
        390,000   NYS DA (NY & Presbyterian Hospital)                                        5.000     08/01/2032           400,351
------------------------------------------------------------------------------------------------------------------------------------
      6,950,000   NYS DA (NY Hospital Medical Center)                                        5.600     02/15/2039         7,398,345
------------------------------------------------------------------------------------------------------------------------------------


15                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     1,088,035   NYS DA (Our Lady of Mercy Medical Center) Computer Lease 1                 6.200%    08/15/2006     $   1,085,532
------------------------------------------------------------------------------------------------------------------------------------
      6,035,000   NYS DA (Providence Rest)                                                   5.000     07/01/2035         6,121,602
------------------------------------------------------------------------------------------------------------------------------------
      2,700,000   NYS DA (Providence Rest)                                                   5.125     07/01/2030         2,782,026
------------------------------------------------------------------------------------------------------------------------------------
      3,100,000   NYS DA (Providence Rest)                                                   5.250     07/01/2025         3,246,630
------------------------------------------------------------------------------------------------------------------------------------
        580,000   NYS DA (Sarah Neuman Home)                                                 5.450     08/01/2027           603,948
------------------------------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (School Districts Financing Program), Series B                      6.000     10/01/2022            55,629
------------------------------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (School Districts Financing Program), Series B                      6.000     10/01/2029            27,833
------------------------------------------------------------------------------------------------------------------------------------
     20,400,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                                    6.000     07/01/2030        21,552,396
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)                               5.100     07/01/2034         1,007,350
------------------------------------------------------------------------------------------------------------------------------------
        415,000   NYS DA (Special Act School Districts)                                      6.000     07/01/2019           424,109
------------------------------------------------------------------------------------------------------------------------------------
      2,470,000   NYS DA (St. Barnabas Hospital)                                             5.450     08/01/2035         2,549,781
------------------------------------------------------------------------------------------------------------------------------------
        905,000   NYS DA (St. Catherine of Siena Medical Center)                             6.000     07/01/2030           957,915
------------------------------------------------------------------------------------------------------------------------------------
      1,750,000   NYS DA (St. Clare's Hospital)                                              5.300     02/15/2019         1,805,913
------------------------------------------------------------------------------------------------------------------------------------
      2,970,000   NYS DA (St. Clare's Hospital)                                              5.400     02/15/2025         3,069,851
------------------------------------------------------------------------------------------------------------------------------------
      2,580,000   NYS DA (St. James Mercy Hospital)                                          5.400     02/01/2038         2,698,396
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA (St. Lukes Roosevelt Hospital)                                      4.800     08/15/2025         5,071,000
------------------------------------------------------------------------------------------------------------------------------------
    101,800,000   NYS DA (St. Lukes Roosevelt Hospital)                                      4.900     08/15/2031       103,408,440
------------------------------------------------------------------------------------------------------------------------------------
      1,505,000   NYS DA (St. Thomas Aquinas College)                                        5.250     07/01/2028         1,541,587
------------------------------------------------------------------------------------------------------------------------------------
      3,885,000   NYS DA (St. Vincent DePaul Residence)                                      5.300     07/01/2018         4,032,475
------------------------------------------------------------------------------------------------------------------------------------
      7,525,000   NYS DA (Various School Districts)                                          5.000     04/01/2035         7,815,014
------------------------------------------------------------------------------------------------------------------------------------
      1,700,000   NYS DA (Vassar Brothers)                                                   5.375     07/01/2025         1,778,132
------------------------------------------------------------------------------------------------------------------------------------
      7,030,000   NYS DA (White Plains Hospital)                                             5.375     02/15/2043         7,381,711
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   NYS DA (Willow Towers)                                                     5.400     02/01/2034         2,656,125
------------------------------------------------------------------------------------------------------------------------------------
     26,070,000   NYS DA (Wyckoff Heights Medical Center)                                    5.300     08/15/2021        26,906,847
------------------------------------------------------------------------------------------------------------------------------------
      3,310,000   NYS DA P-Floats                                                            8.217 3   02/01/2028         3,801,998
------------------------------------------------------------------------------------------------------------------------------------
      1,565,000   NYS DA RITES                                                               7.128 3   12/01/2025         1,802,817
------------------------------------------------------------------------------------------------------------------------------------
      4,415,000   NYS DA RITES                                                               7.128 3   12/01/2035         4,932,350
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA RITES                                                              11.093 3   02/01/2012         7,226,300
------------------------------------------------------------------------------------------------------------------------------------
        100,000   NYS EFC (Clean Water & Drinking Revolving Funds)                           5.125     06/15/2031           103,866
------------------------------------------------------------------------------------------------------------------------------------
      4,095,000   NYS EFC (Clean Water & Drinking Revolving Funds)                           5.400     07/15/2021         4,397,170
------------------------------------------------------------------------------------------------------------------------------------
      7,500,000   NYS EFC (NYS Water Services)                                               5.950     01/15/2020         8,052,675
------------------------------------------------------------------------------------------------------------------------------------
      2,365,000   NYS EFC (NYS Water Services)                                               6.000     01/15/2031         2,524,614
------------------------------------------------------------------------------------------------------------------------------------
         25,000   NYS EFC (United Waterworks)                                                5.150     03/01/2034            25,513
------------------------------------------------------------------------------------------------------------------------------------
      7,000,000   NYS ERDA (Brooklyn Union Gas) RIBS                                         9.025 3   04/01/2020         7,968,590
------------------------------------------------------------------------------------------------------------------------------------
     16,300,000   NYS ERDA (Brooklyn Union Gas) RIBS                                        10.264 3   07/01/2026        17,179,385
------------------------------------------------------------------------------------------------------------------------------------
        210,000   NYS ERDA (Central Hudson Gas & Electric)                                   5.450     08/01/2027           222,281
------------------------------------------------------------------------------------------------------------------------------------
         60,000   NYS ERDA (Corning Natural Gas)                                             8.250     12/01/2018            61,212
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS ERDA (LILCO)                                                           5.150     03/01/2016         5,039,650
------------------------------------------------------------------------------------------------------------------------------------
     23,000,000   NYS ERDA (LILCO) 4                                                         5.300     11/01/2023        23,744,280
------------------------------------------------------------------------------------------------------------------------------------
        315,000   NYS ERDA (LILCO)                                                           5.300     10/01/2024           325,108
------------------------------------------------------------------------------------------------------------------------------------
      3,485,000   NYS ERDA (NIMO) RITES                                                      8.736 3   11/01/2025         4,131,258
------------------------------------------------------------------------------------------------------------------------------------
      3,625,000   NYS ERDA (RG&E) Residual Certificates                                     13.300 3   09/01/2033         4,573,010
------------------------------------------------------------------------------------------------------------------------------------
      3,030,000   NYS HFA (Children's Rescue)                                                7.625     05/01/2018         3,032,273
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS HFA (Friendship)                                                       5.100     08/15/2041         1,013,480
------------------------------------------------------------------------------------------------------------------------------------
      1,200,000   NYS HFA (Fulton Manor)                                                     6.100     11/15/2025         1,244,880
------------------------------------------------------------------------------------------------------------------------------------
         15,000   NYS HFA (General Hsg.)                                                     6.600     11/01/2008            15,374
------------------------------------------------------------------------------------------------------------------------------------


16                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$         5,000   NYS HFA (Meadow Manor)                                                     7.750%    11/01/2019     $       5,003
------------------------------------------------------------------------------------------------------------------------------------
        745,000   NYS HFA (Multifamily Hsg.)                                                 5.250     11/15/2028           759,170
------------------------------------------------------------------------------------------------------------------------------------
      1,340,000   NYS HFA (Multifamily Hsg.)                                                 5.300     08/15/2024         1,374,210
------------------------------------------------------------------------------------------------------------------------------------
      1,700,000   NYS HFA (Multifamily Hsg.)                                                 5.300     11/15/2039         1,728,560
------------------------------------------------------------------------------------------------------------------------------------
      1,070,000   NYS HFA (Multifamily Hsg.)                                                 5.350     08/15/2020         1,113,324
------------------------------------------------------------------------------------------------------------------------------------
      2,860,000   NYS HFA (Multifamily Hsg.)                                                 5.350     08/15/2031         2,922,577
------------------------------------------------------------------------------------------------------------------------------------
      2,080,000   NYS HFA (Multifamily Hsg.)                                                 5.375     02/15/2035         2,134,038
------------------------------------------------------------------------------------------------------------------------------------
      3,250,000   NYS HFA (Multifamily Hsg.)                                                 5.450     08/15/2032         3,357,380
------------------------------------------------------------------------------------------------------------------------------------
      2,075,000   NYS HFA (Multifamily Hsg.)                                                 5.500     08/15/2030         2,117,330
------------------------------------------------------------------------------------------------------------------------------------
      1,215,000   NYS HFA (Multifamily Hsg.)                                                 5.550     08/15/2019         1,260,988
------------------------------------------------------------------------------------------------------------------------------------
      1,385,000   NYS HFA (Multifamily Hsg.)                                                 5.600     08/15/2019         1,438,863
------------------------------------------------------------------------------------------------------------------------------------
      1,240,000   NYS HFA (Multifamily Hsg.)                                                 5.600     02/15/2026         1,276,431
------------------------------------------------------------------------------------------------------------------------------------
      1,730,000   NYS HFA (Multifamily Hsg.)                                                 5.600     08/15/2033         1,802,072
------------------------------------------------------------------------------------------------------------------------------------
      1,170,000   NYS HFA (Multifamily Hsg.)                                                 5.650     08/15/2030         1,210,634
------------------------------------------------------------------------------------------------------------------------------------
      3,200,000   NYS HFA (Multifamily Hsg.)                                                 5.650     08/15/2030         3,301,056
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS HFA (Multifamily Hsg.)                                                 5.650     08/15/2031         1,034,410
------------------------------------------------------------------------------------------------------------------------------------
      1,710,000   NYS HFA (Multifamily Hsg.)                                                 5.650     02/15/2034         1,755,418
------------------------------------------------------------------------------------------------------------------------------------
      2,120,000   NYS HFA (Multifamily Hsg.)                                                 5.700     08/15/2033         2,201,048
------------------------------------------------------------------------------------------------------------------------------------
         90,000   NYS HFA (Multifamily Hsg.)                                                 5.950     08/15/2024            90,408
------------------------------------------------------------------------------------------------------------------------------------
      1,285,000   NYS HFA (Multifamily Hsg.)                                                 6.100     11/15/2036         1,325,799
------------------------------------------------------------------------------------------------------------------------------------
      4,700,000   NYS HFA (Multifamily Hsg.)                                                 6.125     08/15/2038         4,836,864
------------------------------------------------------------------------------------------------------------------------------------
         40,000   NYS HFA (Multifamily Hsg.)                                                 6.200     08/15/2012            40,053
------------------------------------------------------------------------------------------------------------------------------------
         25,000   NYS HFA (Multifamily Hsg.)                                                 6.200     08/15/2016            25,614
------------------------------------------------------------------------------------------------------------------------------------
        725,000   NYS HFA (Multifamily Hsg.)                                                 6.250     02/15/2031           749,295
------------------------------------------------------------------------------------------------------------------------------------
      1,255,000   NYS HFA (Multifamily Hsg.)                                                 6.400     11/15/2027         1,291,106
------------------------------------------------------------------------------------------------------------------------------------
        760,000   NYS HFA (Multifamily Hsg.)                                                 6.500     08/15/2024           762,371
------------------------------------------------------------------------------------------------------------------------------------
      2,735,000   NYS HFA (Multifamily Hsg.)                                                 6.700     08/15/2025         2,738,747
------------------------------------------------------------------------------------------------------------------------------------
      5,600,000   NYS HFA (Multifamily Hsg.)                                                 6.750     11/15/2036         5,796,336
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Multifamily Hsg.)                                                 6.950     08/15/2012             5,050
------------------------------------------------------------------------------------------------------------------------------------
      5,400,000   NYS HFA (Multifamily Hsg.)                                                 7.050     08/15/2024         5,478,030
------------------------------------------------------------------------------------------------------------------------------------
        315,000   NYS HFA (Multifamily Hsg.)                                                 7.550     11/01/2029           315,841
------------------------------------------------------------------------------------------------------------------------------------
      2,785,000   NYS HFA (NH&HC) RITES                                                      8.736 3   11/01/2016         2,817,028
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Nonprofit Hsg.)                                                   6.400     11/01/2010             5,012
------------------------------------------------------------------------------------------------------------------------------------
        480,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2009           484,373
------------------------------------------------------------------------------------------------------------------------------------
        525,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2010           529,783
------------------------------------------------------------------------------------------------------------------------------------
        565,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2011           570,147
------------------------------------------------------------------------------------------------------------------------------------
        605,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2012           610,512
------------------------------------------------------------------------------------------------------------------------------------
        655,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2013           660,967
------------------------------------------------------------------------------------------------------------------------------------
        780,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2014           787,106
------------------------------------------------------------------------------------------------------------------------------------
        835,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2015           842,607
------------------------------------------------------------------------------------------------------------------------------------
        900,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2016           908,199
------------------------------------------------------------------------------------------------------------------------------------
        990,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2017           999,019
------------------------------------------------------------------------------------------------------------------------------------
      1,060,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2018         1,069,657
------------------------------------------------------------------------------------------------------------------------------------
        460,000   NYS HFA (Nonprofit Hsg.)                                                   8.400     11/01/2019           464,191
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   NYS HFA (Phillips Village)                                                 7.750     08/15/2017         5,099,950
------------------------------------------------------------------------------------------------------------------------------------
         70,000   NYS HFA (Service Contract)                                                 5.375     03/15/2023            70,097
------------------------------------------------------------------------------------------------------------------------------------
      5,600,000   NYS HFA (Service Contract)                                                 5.500     09/15/2022         5,832,960
------------------------------------------------------------------------------------------------------------------------------------
      5,525,000   NYS HFA (Service Contract)                                                 5.500     03/15/2025         5,750,144
------------------------------------------------------------------------------------------------------------------------------------
        255,000   NYS HFA (Service Contract)                                                 6.500     03/15/2025           260,375
------------------------------------------------------------------------------------------------------------------------------------
        380,000   NYS HFA (Shorehill Hsg.) 1                                                 7.500     05/01/2008           380,418
------------------------------------------------------------------------------------------------------------------------------------
      1,540,000   NYS HFA (Tiffany Gardens)                                                  4.900     08/15/2025         1,562,469
------------------------------------------------------------------------------------------------------------------------------------


17                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     3,210,000   NYS HFA (Tiffany Gardens)                                                  5.125%    08/15/2037     $   3,253,945
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS HFA (Watergate II)                                                     4.750     02/15/2034           984,000
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   NYS HFA (Watergate II)                                                     4.900     02/15/2045           944,550
------------------------------------------------------------------------------------------------------------------------------------
        320,000   NYS LGSC (SCSB) 1                                                          7.250     12/15/2011           329,754
------------------------------------------------------------------------------------------------------------------------------------
        810,000   NYS LGSC (SCSB) 1                                                          7.375     12/15/2016           839,103
------------------------------------------------------------------------------------------------------------------------------------
        980,000   NYS LGSC (SCSB) 1                                                          7.750     12/15/2021         1,036,134
------------------------------------------------------------------------------------------------------------------------------------
      1,045,000   NYS Medcare (Central Suffolk Hospital)                                     6.125     11/01/2016         1,005,321
------------------------------------------------------------------------------------------------------------------------------------
         65,000   NYS Medcare (Hospital & Nursing Home)                                      6.200     08/15/2022            65,345
------------------------------------------------------------------------------------------------------------------------------------
        960,000   NYS Medcare (Hospital & Nursing Home)                                      6.300     08/15/2023           961,930
------------------------------------------------------------------------------------------------------------------------------------
        740,000   NYS Medcare (Hospital & Nursing Home)                                      6.375     08/15/2033           741,532
------------------------------------------------------------------------------------------------------------------------------------
      1,080,000   NYS Medcare (Hospital & Nursing Home)                                      7.400     11/01/2016         1,088,683
------------------------------------------------------------------------------------------------------------------------------------
        990,000   NYS Medcare (Hospital & Nursing Home)                                      9.375     11/01/2016         1,030,392
------------------------------------------------------------------------------------------------------------------------------------
        230,000   NYS Medcare (Hospital & Nursing Home)                                     10.000     11/01/2006           233,128
------------------------------------------------------------------------------------------------------------------------------------
      1,670,000   NYS Medcare (M.G. Nursing Home)                                            6.375     02/15/2035         1,706,523
------------------------------------------------------------------------------------------------------------------------------------
        350,000   NYS Medcare (Montefiore Medical Center)                                    5.750     02/15/2025           353,210
------------------------------------------------------------------------------------------------------------------------------------
      5,875,000   NYS Medcare (St. Peter's Hospital)                                         5.375     11/01/2020         5,940,683
------------------------------------------------------------------------------------------------------------------------------------
      7,140,000   NYS Thruway Authority RITES                                                8.124 3   01/01/2025         7,705,345
------------------------------------------------------------------------------------------------------------------------------------
          5,000   NYS UDC (Correctional Facilities)                                          6.310 2   01/01/2013             3,569
------------------------------------------------------------------------------------------------------------------------------------
     29,570,000   NYS UDC (State Personal Income Tax)                                        5.000     03/15/2035        30,638,364
------------------------------------------------------------------------------------------------------------------------------------
      5,480,000   Oneida County IDA (Bonide Products)                                        6.250     11/01/2018         5,461,368
------------------------------------------------------------------------------------------------------------------------------------
        500,000   Oneida County IDA (Civic Facilities-Mohawk Valley)                         4.625     09/15/2030           476,750
------------------------------------------------------------------------------------------------------------------------------------
        830,000   Oneida County IDA (Civic Facilities-Mohawk Valley)                         5.000     09/15/2035           835,262
------------------------------------------------------------------------------------------------------------------------------------
        450,000   Oneida County IDA (Mohawk Valley Handicapped Services)                     5.300     03/15/2019           463,748
------------------------------------------------------------------------------------------------------------------------------------
        740,000   Oneida County IDA (Mohawk Valley Handicapped Services)                     5.350     03/15/2029           759,543
------------------------------------------------------------------------------------------------------------------------------------
      1,190,000   Oneida County IDA (Presbyterian Home)                                      5.250     03/01/2019         1,216,323
---------------- -------------------------------------------------------------------------------------------------------------------
      1,015,000   Oneida County IDA (Presbyterian Home)                                      6.100     06/01/2020         1,089,836
------------------------------------------------------------------------------------------------------------------------------------
      4,000,000   Onondaga County IDA (Air Cargo)                                            6.125     01/01/2032         4,224,280
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Onondaga County IDA (Air Cargo)                                            7.250     01/01/2032         2,171,560
------------------------------------------------------------------------------------------------------------------------------------
        295,000   Onondaga County IDA (Central New York Charter School for Math
                  & Science) 5                                                               8.500     01/01/2032           103,120
------------------------------------------------------------------------------------------------------------------------------------
        510,000   Onondaga County IDA (Coltec Industries)                                    7.250     06/01/2008           518,364
---------------- -------------------------------------------------------------------------------------------------------------------
        770,000   Onondaga County IDA (Coltec Industries)                                    9.875     10/01/2010           783,914
------------------------------------------------------------------------------------------------------------------------------------
      1,390,000   Onondaga County IDA (Community General Hospital)                           5.500     11/01/2018         1,400,244
------------------------------------------------------------------------------------------------------------------------------------
      7,280,000   Onondaga County IDA (Community General Hospital)                           6.625     01/01/2018         7,304,534
------------------------------------------------------------------------------------------------------------------------------------
      4,710,000   Onondaga County IDA (Le Moyne College)                                     5.625     12/01/2021         4,990,528
---------------- -------------------------------------------------------------------------------------------------------------------
     11,500,000   Onondaga County IDA (Solvay Paperboard) 4                                  6.800     11/01/2014        12,000,940
------------------------------------------------------------------------------------------------------------------------------------
     67,200,000   Onondaga County IDA (Solvay Paperboard)                                    7.000     11/01/2030        70,257,600
------------------------------------------------------------------------------------------------------------------------------------
        750,000   Onondaga County IDA (Syracuse Home)                                        5.200     12/01/2018           772,245
------------------------------------------------------------------------------------------------------------------------------------
        500,000   Onondaga County IDA Sewage Waste Facilities (Anheuser-Busch Companies)     6.250     12/01/2034           534,200
------------------------------------------------------------------------------------------------------------------------------------
     59,474,598   Onondaga County Res Rec                                                    0.000 7   05/01/2022        31,855,189
------------------------------------------------------------------------------------------------------------------------------------
     41,580,000   Onondaga County Res Rec                                                    5.000     05/01/2015        39,849,025
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Orange County IDA (Arden Hill Life Care Center)                            7.000     08/01/2021         2,673,725
------------------------------------------------------------------------------------------------------------------------------------
      2,310,000   Orange County IDA (Arden Hill Life Care Center)                            7.000     08/01/2031         2,446,567
------------------------------------------------------------------------------------------------------------------------------------
      2,090,000   Orange County IDA (Arden Hill Life Care Center)                            7.000     08/01/2031         2,213,561
------------------------------------------------------------------------------------------------------------------------------------
      2,705,000   Orange County IDA (Glen Arden)                                             5.625     01/01/2018         2,759,452
------------------------------------------------------------------------------------------------------------------------------------


18                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     5,590,000   Orange County IDA (Glen Arden)                                             5.700%    01/01/2028     $   5,675,080
------------------------------------------------------------------------------------------------------------------------------------
      2,685,000   Orange County IDA (Kingston Manufacturing) 1                               8.000     11/01/2017         1,327,920
------------------------------------------------------------------------------------------------------------------------------------
        340,000   Orange County IDA (Orange Mental Retardation Properties)                   7.800     07/01/2011           341,329
------------------------------------------------------------------------------------------------------------------------------------
      1,715,000   Orange County IDA (St. Luke's Cornwall Hospital Obligated Group)           5.375     12/01/2021         1,809,582
------------------------------------------------------------------------------------------------------------------------------------
      6,330,000   Orange County IDA                                                          5.375     12/01/2026         6,664,161
                  (St. Luke's Cornwall Hospital Obligated Group)
------------------------------------------------------------------------------------------------------------------------------------
      2,235,000   Orange County IDA (St. Luke's Cornwall Hospital Obligated Group)           5.375     12/01/2026         2,352,986
------------------------------------------------------------------------------------------------------------------------------------
      7,650,000   Orange County IDA (Tuxedo Place) 1                                         7.000     08/01/2032         5,787,990
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   Orange County IDA (Tuxedo Place) 1                                         7.000     08/01/2033         1,890,625
------------------------------------------------------------------------------------------------------------------------------------
      2,755,000   Oswego County IDA (Bishop's Common)                                        5.375     02/01/2049         2,881,868
------------------------------------------------------------------------------------------------------------------------------------
      3,260,000   Oswego County IDA (Seneca Hill Manor)                                      5.650     08/01/2037         3,394,377
------------------------------------------------------------------------------------------------------------------------------------
      6,860,000   Otsego County IDA (Hartwick College)                                       5.900     07/01/2022         7,019,152
------------------------------------------------------------------------------------------------------------------------------------
      2,970,000   Otsego County IDA (Mary Imogene Bassett Hospital)                          5.350     11/01/2020         3,117,639
------------------------------------------------------------------------------------------------------------------------------------
     10,890,000   Peekskill IDA (Drum Hill)                                                  6.375     10/01/2028        10,636,045
------------------------------------------------------------------------------------------------------------------------------------
        537,716   Peekskill IDA (Karta)                                                      9.000     07/01/2010           541,695
------------------------------------------------------------------------------------------------------------------------------------
      1,515,000   Port Authority  NY/NJ (Continental Airlines)                               9.000     12/01/2006         1,516,288
------------------------------------------------------------------------------------------------------------------------------------
      1,770,000   Port Authority  NY/NJ (Continental Airlines)                               9.000     12/01/2010         1,771,505
------------------------------------------------------------------------------------------------------------------------------------
     53,290,000   Port Authority  NY/NJ (Continental Airlines)                               9.125     12/01/2015        53,335,297
------------------------------------------------------------------------------------------------------------------------------------
      2,795,000   Port Authority  NY/NJ (Delta Air Lines)                                    6.950     06/01/2008         2,775,994
------------------------------------------------------------------------------------------------------------------------------------
      7,385,000   Port Authority  NY/NJ (KIAC)                                               6.750     10/01/2011         7,549,538
------------------------------------------------------------------------------------------------------------------------------------
     46,080,000   Port Authority  NY/NJ (KIAC)                                               6.750     10/01/2019        47,106,662
------------------------------------------------------------------------------------------------------------------------------------
      6,400,000   Port Authority  NY/NJ (KIAC)                                               7.000     10/01/2007         6,532,928
------------------------------------------------------------------------------------------------------------------------------------
     20,000,000   Port Authority  NY/NJ RITES                                                8.024 3   09/15/2013        22,880,800
------------------------------------------------------------------------------------------------------------------------------------
     50,660,000   Port Authority  NY/NJ, 37th Series                                         5.250     07/15/2034        53,413,371
------------------------------------------------------------------------------------------------------------------------------------
      8,150,000   Port Authority  NY/NJ, 108th Series                                        5.875     01/15/2017         8,364,264
------------------------------------------------------------------------------------------------------------------------------------
         35,000   Port Authority  NY/NJ, 111th Series                                        5.000     10/01/2032            35,570
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Port Authority  NY/NJ, 120th Series                                        5.750     10/15/2026         1,038,710
------------------------------------------------------------------------------------------------------------------------------------
      4,775,000   Port Authority  NY/NJ, 121st Series                                        5.125     10/15/2030         4,917,295
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Port Authority  NY/NJ, 122nd Series                                        5.000     07/15/2026            30,373
------------------------------------------------------------------------------------------------------------------------------------
         45,000   Port Authority  NY/NJ, 122nd Series                                        5.125     01/15/2036            45,810
------------------------------------------------------------------------------------------------------------------------------------
      9,525,000   Port Authority  NY/NJ, 124th Series                                        5.000     08/01/2036         9,660,922
------------------------------------------------------------------------------------------------------------------------------------
        120,000   Port Authority  NY/NJ, 126th Series                                        5.125     11/15/2028           124,321
------------------------------------------------------------------------------------------------------------------------------------
        210,000   Port Authority  NY/NJ, 126th Series                                        5.125     11/15/2030           217,449
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Port Authority  NY/NJ, 127th Series                                        5.200     12/15/2027            26,113
------------------------------------------------------------------------------------------------------------------------------------
      7,015,000   Port Authority  NY/NJ, 127th Series                                        5.250     12/15/2032         7,328,500
------------------------------------------------------------------------------------------------------------------------------------
     10,495,000   Port Authority  NY/NJ, 132nd Series                                        5.000     09/01/2026        10,921,412
------------------------------------------------------------------------------------------------------------------------------------
     35,100,000   Port Authority  NY/NJ, 132nd Series                                        5.000     09/01/2038        36,202,491
------------------------------------------------------------------------------------------------------------------------------------
     16,000,000   Port Authority  NY/NJ, 136th Series                                        5.125     05/01/2034        16,731,520
------------------------------------------------------------------------------------------------------------------------------------
     19,175,000   Port Authority  NY/NJ, 136th Series                                        5.375     11/01/2028        20,358,098
------------------------------------------------------------------------------------------------------------------------------------
     22,855,000   Port Authority  NY/NJ, 136th Series                                        5.500     11/01/2029        24,556,098
------------------------------------------------------------------------------------------------------------------------------------
      1,430,000   Port Authority  NY/NJ, 137th Series                                        5.125     07/15/2030         1,497,410
------------------------------------------------------------------------------------------------------------------------------------
     10,000,000   Port Authority  NY/NJ, 140th Series                                        5.000     12/01/2034        10,430,900
------------------------------------------------------------------------------------------------------------------------------------
     13,745,000   Port Authority  NY/NJ, 141st Series                                        5.000     09/01/2021        14,251,228
------------------------------------------------------------------------------------------------------------------------------------
     16,455,000   Port Authority  NY/NJ, 141st Series                                        5.000     09/01/2025        17,035,532
------------------------------------------------------------------------------------------------------------------------------------
     18,040,000   Port Authority  NY/NJ, 141st Series 4                                      5.000     09/01/2027        18,648,489
------------------------------------------------------------------------------------------------------------------------------------
      2,755,000   Poughkeepsie IDA (Eastman & Bixby Redevel. Corp.)                          6.000     08/01/2032         2,934,268
------------------------------------------------------------------------------------------------------------------------------------
      1,990,000   Putnam County IDA (Brewster Plastics)                                      8.500     12/01/2016         2,049,780
------------------------------------------------------------------------------------------------------------------------------------


19                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     1,500,000   Rensselaer County IDA (Franciscan Heights)                                 5.375%    12/01/2036     $   1,565,325
------------------------------------------------------------------------------------------------------------------------------------
      2,125,000   Rensselaer County Tobacco Asset Securitization Corp. RITES                 8.424 3   06/01/2035         2,254,094
------------------------------------------------------------------------------------------------------------------------------------
      2,430,000   Rensselaer County Tobacco Asset Securitization Corp. RITES                 8.424 3   06/01/2043         2,617,402
------------------------------------------------------------------------------------------------------------------------------------
          5,000   Rensselaer Hsg. Authority (Renwyck)                                        7.650     01/01/2011             5,165
------------------------------------------------------------------------------------------------------------------------------------
     19,505,000   Rensselaer Municipal Leasing Corp. (Rensselaer County Nursing Home)        6.900     06/01/2024        19,573,268
------------------------------------------------------------------------------------------------------------------------------------
      1,580,000   Riverhead IDA (Michael Reilly Design)                                      8.875     08/01/2021         1,526,359
------------------------------------------------------------------------------------------------------------------------------------
     15,550,000   Rochester Hsg. Authority (Crossroads Apartments)                           7.700     01/01/2017        15,834,721
------------------------------------------------------------------------------------------------------------------------------------
      6,790,000   Rochester Museum & Science Center                                          6.125     12/01/2015         6,851,721
------------------------------------------------------------------------------------------------------------------------------------
    131,000,000   Rockland County Tobacco Asset Securitization Corp.                         5.880 2   08/15/2045        13,520,510
------------------------------------------------------------------------------------------------------------------------------------
     53,000,000   Rockland County Tobacco Asset Securitization Corp.                         6.630 2   08/15/2050         2,998,210
------------------------------------------------------------------------------------------------------------------------------------
    441,000,000   Rockland County Tobacco Asset Securitization Corp.                         7.620 2   08/15/2060         7,946,820
------------------------------------------------------------------------------------------------------------------------------------
      3,075,000   Rockland County Tobacco Asset Securitization Corp. RITES                   7.955 3   08/15/2035         3,267,218
------------------------------------------------------------------------------------------------------------------------------------
      3,360,000   Rockland County Tobacco Asset Securitization Corp. RITES                   7.955 3   08/15/2043         3,626,582
------------------------------------------------------------------------------------------------------------------------------------
        970,000   Saratoga County IDA (ARC)                                                  8.400     03/01/2013           978,177
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Saratoga County IDA (Saratoga Hospital)                                    5.125     12/01/2033         3,107,460
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Schenectady Bond Anticipation Notes                                        5.250     05/26/2006         1,997,660
------------------------------------------------------------------------------------------------------------------------------------
      1,635,000   Schenectady IDA (Schaffer Heights Hsg.)                                    6.000     11/01/2030         1,768,465
------------------------------------------------------------------------------------------------------------------------------------
      3,335,000   Schenectady Metroplex Devel. Authority, Series A                           5.375     12/15/2021         3,512,922
------------------------------------------------------------------------------------------------------------------------------------
        188,000   Schroon Lake Fire District 1                                               7.250     03/01/2009           189,397
------------------------------------------------------------------------------------------------------------------------------------
        175,000   Scotia Hsg. Authority (Holyrood House)                                     7.000     06/01/2009           176,752
------------------------------------------------------------------------------------------------------------------------------------
      8,600,000   SONYMA RITES                                                               7.983 3   10/01/2034         8,760,476
------------------------------------------------------------------------------------------------------------------------------------
      2,480,000   SONYMA, Series 106                                                         5.100     04/01/2023         2,539,272
------------------------------------------------------------------------------------------------------------------------------------
      2,475,000   SONYMA, Series 29                                                          5.450     04/01/2031         2,535,093
------------------------------------------------------------------------------------------------------------------------------------
     21,155,000   SONYMA, Series 29                                                          5.450     10/01/2031        21,711,588
------------------------------------------------------------------------------------------------------------------------------------
      7,400,000   SONYMA, Series 35                                                          4.800     10/01/2030         7,408,066
------------------------------------------------------------------------------------------------------------------------------------
      6,360,000   SONYMA, Series 65                                                          5.850     10/01/2028         6,561,548
------------------------------------------------------------------------------------------------------------------------------------
         20,000   SONYMA, Series 66                                                          5.700     10/01/2027            20,638
------------------------------------------------------------------------------------------------------------------------------------
     18,750,000   SONYMA, Series 67 4                                                        5.800     10/01/2028        19,190,625
------------------------------------------------------------------------------------------------------------------------------------
      3,495,000   SONYMA, Series 69                                                          5.400     10/01/2019         3,582,340
------------------------------------------------------------------------------------------------------------------------------------
      4,095,000   SONYMA, Series 69                                                          5.500     10/01/2028         4,163,755
------------------------------------------------------------------------------------------------------------------------------------
      3,010,000   SONYMA, Series 69 RITES                                                    7.007 3   10/01/2028         3,111,106
------------------------------------------------------------------------------------------------------------------------------------
     12,655,000   SONYMA, Series 71                                                          5.400     04/01/2029        12,872,286
------------------------------------------------------------------------------------------------------------------------------------
         35,000   SONYMA, Series 71                                                          5.400     04/01/2029            35,601
------------------------------------------------------------------------------------------------------------------------------------
      9,805,000   SONYMA, Series 71 RITES                                                    6.807 3   04/01/2029        10,141,606
------------------------------------------------------------------------------------------------------------------------------------
      5,500,000   SONYMA, Series 73 RITES                                                    9.267 3   10/01/2028         5,942,200
------------------------------------------------------------------------------------------------------------------------------------
      1,725,000   SONYMA, Series 73-A                                                        5.300     10/01/2028         1,759,776
------------------------------------------------------------------------------------------------------------------------------------
        100,000   SONYMA, Series 77                                                          5.150     04/01/2029           101,437
------------------------------------------------------------------------------------------------------------------------------------
     10,175,000   SONYMA, Series 79                                                          5.300     04/01/2029        10,403,429
------------------------------------------------------------------------------------------------------------------------------------
        460,000   SONYMA, Series 82                                                          5.650     04/01/2030           463,491
------------------------------------------------------------------------------------------------------------------------------------
      5,955,000   SONYMA, Series 97                                                          5.500     04/01/2031         6,126,385
------------------------------------------------------------------------------------------------------------------------------------
        300,000   St. Lawrence County IDA (Clarkson University)                              5.125     07/01/2021           305,181
------------------------------------------------------------------------------------------------------------------------------------
      1,315,000   St. Lawrence County IDA (Clarkson University)                              5.250     07/01/2031         1,342,221
------------------------------------------------------------------------------------------------------------------------------------
      2,370,000   St. Lawrence County IDA (Clarkson University)                              5.500     07/01/2029         2,458,685
------------------------------------------------------------------------------------------------------------------------------------


20                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     2,805,000   St. Lawrence County IDA (Hepburn Medical Center)                           5.375%    12/01/2019     $   2,919,921
------------------------------------------------------------------------------------------------------------------------------------
      3,595,000   St. Lawrence County IDA (Hepburn Medical Center)                           5.500     12/01/2024         3,762,311
------------------------------------------------------------------------------------------------------------------------------------
      1,295,000   Suffolk County IDA (ACLD)                                                  6.000     12/01/2019         1,317,222
------------------------------------------------------------------------------------------------------------------------------------
        560,000   Suffolk County IDA (ALIA-ACDS)                                             7.125     06/01/2017           601,698
------------------------------------------------------------------------------------------------------------------------------------
        345,000   Suffolk County IDA (ALIA-ACLD)                                             6.375     06/01/2014           350,103
------------------------------------------------------------------------------------------------------------------------------------
      1,310,000   Suffolk County IDA (ALIA-ACLD)                                             6.500     03/01/2018         1,349,510
------------------------------------------------------------------------------------------------------------------------------------
        745,000   Suffolk County IDA (ALIA-ACLD)                                             7.500     09/01/2015           805,397
------------------------------------------------------------------------------------------------------------------------------------
        305,000   Suffolk County IDA (ALIA-ADD)                                              6.950     12/01/2014           326,387
------------------------------------------------------------------------------------------------------------------------------------
        510,000   Suffolk County IDA (ALIA-ADD)                                              7.125     06/01/2017           547,975
------------------------------------------------------------------------------------------------------------------------------------
        440,000   Suffolk County IDA (ALIA-ADD)                                              7.500     09/01/2015           475,671
------------------------------------------------------------------------------------------------------------------------------------
      1,370,000   Suffolk County IDA (ALIA-DDI)                                              6.375     06/01/2014         1,427,554
------------------------------------------------------------------------------------------------------------------------------------
        100,000   Suffolk County IDA (ALIA-DDI)                                              7.500     09/01/2015           108,107
------------------------------------------------------------------------------------------------------------------------------------
        765,000   Suffolk County IDA (ALIA-FREE)                                             6.375     06/01/2014           797,138
------------------------------------------------------------------------------------------------------------------------------------
      1,750,000   Suffolk County IDA (ALIA-FREE)                                             6.950     12/01/2014         1,872,710
------------------------------------------------------------------------------------------------------------------------------------
      4,285,000   Suffolk County IDA (ALIA-FREE)                                             7.125     06/01/2017         4,604,061
------------------------------------------------------------------------------------------------------------------------------------
        615,000   Suffolk County IDA (ALIA-IGHL)                                             6.375     06/01/2014           624,096
------------------------------------------------------------------------------------------------------------------------------------
        645,000   Suffolk County IDA (ALIA-IGHL)                                             6.950     12/01/2014           690,227
------------------------------------------------------------------------------------------------------------------------------------
      1,175,000   Suffolk County IDA (ALIA-IGHL)                                             7.125     06/01/2017         1,262,491
------------------------------------------------------------------------------------------------------------------------------------
      1,945,000   Suffolk County IDA (ALIA-IGHL)                                             7.250     12/01/2033         2,050,127
------------------------------------------------------------------------------------------------------------------------------------
        265,000   Suffolk County IDA (ALIA-IGHL)                                             7.500     09/01/2015           286,484
------------------------------------------------------------------------------------------------------------------------------------
        360,000   Suffolk County IDA (ALIA- L.I.  Head Injury Assoc.)                        6.375     06/01/2014           366,253
------------------------------------------------------------------------------------------------------------------------------------
        715,000   Suffolk County IDA (ALIA- L.I.  Head Injury Assoc.)                        6.950     12/01/2014           765,136
------------------------------------------------------------------------------------------------------------------------------------
        275,000   Suffolk County IDA (ALIA- L.I.  Head Injury Assoc.)                        7.500     09/01/2015           297,294
------------------------------------------------------------------------------------------------------------------------------------
        600,000   Suffolk County IDA (ALIA-MCH)                                              6.375     06/01/2014           608,874
------------------------------------------------------------------------------------------------------------------------------------
      1,685,000   Suffolk County IDA (ALIA-MCH)                                              6.950     12/01/2014         1,803,152
------------------------------------------------------------------------------------------------------------------------------------
      1,435,000   Suffolk County IDA (ALIA-MCH)                                              7.125     06/01/2017         1,541,850
------------------------------------------------------------------------------------------------------------------------------------
        745,000   Suffolk County IDA (ALIA-NYS ARC)                                          7.500     09/01/2015           805,397
------------------------------------------------------------------------------------------------------------------------------------
        435,000   Suffolk County IDA (ALIA-Pederson-Krag Center)                             8.375     06/01/2016           474,459
------------------------------------------------------------------------------------------------------------------------------------
        595,000   Suffolk County IDA (ALIA-SMCFS)                                            7.500     09/01/2015           643,237
------------------------------------------------------------------------------------------------------------------------------------
        710,000   Suffolk County IDA (ALIA-Suffolk Hostels)                                  7.500     09/01/2015           767,560
------------------------------------------------------------------------------------------------------------------------------------
        255,000   Suffolk County IDA (ALIA-UCPAGS)                                           6.375     06/01/2014           258,771
------------------------------------------------------------------------------------------------------------------------------------
      1,120,000   Suffolk County IDA (ALIA-UCPAGS)                                           6.950     12/01/2014         1,198,534
------------------------------------------------------------------------------------------------------------------------------------
        840,000   Suffolk County IDA (ALIA-UCPAGS)                                           7.000     06/01/2016           900,505
------------------------------------------------------------------------------------------------------------------------------------
        500,000   Suffolk County IDA (ALIA-UCPAGS)                                           7.500     09/01/2015           540,535
------------------------------------------------------------------------------------------------------------------------------------
        400,000   Suffolk County IDA (ALIA-WORCA)                                            6.950     12/01/2014           428,048
------------------------------------------------------------------------------------------------------------------------------------
        900,000   Suffolk County IDA (ALIA-WORCA)                                            7.125     06/01/2017           967,014
------------------------------------------------------------------------------------------------------------------------------------
        590,000   Suffolk County IDA (ALIA-WORCA)                                            7.500     09/01/2015           637,831
------------------------------------------------------------------------------------------------------------------------------------
      7,293,119   Suffolk County IDA (Camelot Village) 1,5                                   7.900     11/01/2031            61,262
------------------------------------------------------------------------------------------------------------------------------------
        720,000   Suffolk County IDA (Catholic Charities)                                    6.000     10/01/2020           723,506
------------------------------------------------------------------------------------------------------------------------------------
        195,000   Suffolk County IDA (CCSSVD)                                                7.000     04/01/2010           203,761
------------------------------------------------------------------------------------------------------------------------------------
      2,595,000   Suffolk County IDA (CCSSVD)                                                8.000     04/01/2030         2,749,013
------------------------------------------------------------------------------------------------------------------------------------
        245,000   Suffolk County IDA (DDI)                                                   6.000     12/01/2019           249,204
------------------------------------------------------------------------------------------------------------------------------------
        650,000   Suffolk County IDA (DDI)                                                   6.000     10/01/2020           653,166
------------------------------------------------------------------------------------------------------------------------------------
        670,000   Suffolk County IDA (DDI)                                                   6.000     10/01/2020           673,263
------------------------------------------------------------------------------------------------------------------------------------
        520,000   Suffolk County IDA (DDI)                                                   6.250     03/01/2009           520,400
------------------------------------------------------------------------------------------------------------------------------------
      5,025,000   Suffolk County IDA (DDI)                                                   7.250     03/01/2024         5,065,703
------------------------------------------------------------------------------------------------------------------------------------
      8,940,000   Suffolk County IDA (DDI)                                                   8.750     03/01/2023         9,036,910
------------------------------------------------------------------------------------------------------------------------------------
      2,540,000   Suffolk County IDA (Dowling College)                                       6.625     06/01/2024         2,542,210
------------------------------------------------------------------------------------------------------------------------------------
      3,240,000   Suffolk County IDA (Dowling College)                                       6.700     12/01/2020         3,290,544
------------------------------------------------------------------------------------------------------------------------------------
      1,835,000   Suffolk County IDA (Family Residences)                                     6.000     12/01/2019         1,866,489
------------------------------------------------------------------------------------------------------------------------------------
      1,345,000   Suffolk County IDA (Family Services League)                                5.000     11/01/2027         1,387,072
------------------------------------------------------------------------------------------------------------------------------------


21                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$       830,000   Suffolk County IDA (Family Services League)                                5.000%    11/01/2034     $     850,750
------------------------------------------------------------------------------------------------------------------------------------
        160,000   Suffolk County IDA (Federation of Organizations)                           7.625     04/01/2010           166,061
------------------------------------------------------------------------------------------------------------------------------------
      2,195,000   Suffolk County IDA (Federation of Organizations)                           8.125     04/01/2030         2,301,567
------------------------------------------------------------------------------------------------------------------------------------
      2,600,000   Suffolk County IDA (Gurwin Jewish-Phase II)                                6.700     05/01/2039         2,787,070
------------------------------------------------------------------------------------------------------------------------------------
      3,860,000   Suffolk County IDA (Huntington First Aid Squad)                            6.650     11/01/2017         4,012,624
------------------------------------------------------------------------------------------------------------------------------------
        285,000   Suffolk County IDA (Independent Group Home Living)                         6.000     12/01/2019           289,891
------------------------------------------------------------------------------------------------------------------------------------
      1,460,000   Suffolk County IDA (Independent Group Home Living)                         6.000     10/01/2020         1,467,110
------------------------------------------------------------------------------------------------------------------------------------
      6,700,000   Suffolk County IDA (Jefferson's Ferry)                                     7.200     11/01/2019         7,238,345
------------------------------------------------------------------------------------------------------------------------------------
     10,000,000   Suffolk County IDA (Jefferson's Ferry)                                     7.250     11/01/2028        10,793,300
------------------------------------------------------------------------------------------------------------------------------------
     13,760,000   Suffolk County IDA (Keyspan-Port Jefferson Center)                         5.250     06/01/2027        14,193,990
------------------------------------------------------------------------------------------------------------------------------------
      4,065,000   Suffolk County IDA (L.I. Network Community Services)                       7.550     02/01/2034         4,223,372
------------------------------------------------------------------------------------------------------------------------------------
      8,000,000   Suffolk County IDA (Medford Hamlet Assisted Living)                        6.375     01/01/2039         8,027,200
------------------------------------------------------------------------------------------------------------------------------------
      1,865,000   Suffolk County IDA (Nassau-Suffolk Services for Autism) 6                  6.750     11/01/2036         1,867,425
------------------------------------------------------------------------------------------------------------------------------------
        635,000   Suffolk County IDA (Nassau-Suffolk Services for Autism) 6                  6.750     11/01/2036           635,121
------------------------------------------------------------------------------------------------------------------------------------
      3,225,000   Suffolk County IDA (New Interdisciplinary School)                          6.750     12/01/2019         3,294,660
------------------------------------------------------------------------------------------------------------------------------------
        845,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                     4.875     01/01/2008           840,631
------------------------------------------------------------------------------------------------------------------------------------
      8,750,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                     5.300     01/01/2013         8,318,713
------------------------------------------------------------------------------------------------------------------------------------
     18,825,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                     5.500     01/01/2023        17,489,743
------------------------------------------------------------------------------------------------------------------------------------
        680,000   Suffolk County IDA (OBPWC)                                                 7.500     11/01/2022           680,367
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Suffolk County IDA (Peconic Landing Retirement Home)                       8.000     10/01/2020         1,120,090
------------------------------------------------------------------------------------------------------------------------------------
      2,850,000   Suffolk County IDA (Peconic Landing Retirement Home)                       8.000     10/01/2030         3,171,680
------------------------------------------------------------------------------------------------------------------------------------
      4,800,000   Suffolk County IDA (Pederson-Krager Center)                                7.200     02/01/2035         4,894,320
------------------------------------------------------------------------------------------------------------------------------------
        185,000   Suffolk County IDA (Pederson-Krager Center)                                7.625     04/01/2010           196,433
------------------------------------------------------------------------------------------------------------------------------------
      2,545,000   Suffolk County IDA (Pederson-Krager Center)                                8.125     04/01/2030         2,709,840
------------------------------------------------------------------------------------------------------------------------------------
      1,400,000   Suffolk County IDA (Rimland Facilities) 1                                  4.875 8   12/01/2009         1,387,540
------------------------------------------------------------------------------------------------------------------------------------
        550,000   Suffolk County IDA (Suffolk Hotels)                                        6.000     10/01/2020           552,679
------------------------------------------------------------------------------------------------------------------------------------
      2,245,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                          6.000     12/01/2019         2,283,524
------------------------------------------------------------------------------------------------------------------------------------
      5,635,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                          7.875     09/01/2041         5,854,483
------------------------------------------------------------------------------------------------------------------------------------
      1,620,000   Suffolk County IDA (Windmill Village)                                      5.700     12/01/2026         1,709,780
------------------------------------------------------------------------------------------------------------------------------------
      1,305,000   Suffolk County IDA (Windmill Village)                                      5.750     12/01/2031         1,379,881
------------------------------------------------------------------------------------------------------------------------------------
        825,000   Suffolk County IDA (Wireless Boulevard Realty)                             7.875     12/01/2012           859,238
------------------------------------------------------------------------------------------------------------------------------------
      4,005,000   Suffolk County IDA (Wireless Boulevard Realty)                             8.625     12/01/2026         4,179,898
------------------------------------------------------------------------------------------------------------------------------------
      1,020,000   Suffolk County IDA (WORCA)                                                 6.000     10/01/2020         1,024,967
------------------------------------------------------------------------------------------------------------------------------------
         50,000   Suffolk County Water Authority                                             5.125     06/01/2026            52,454
------------------------------------------------------------------------------------------------------------------------------------
      4,700,000   Sullivan County IDA (Center for Discovery)                                 6.950     02/01/2035         4,706,721
------------------------------------------------------------------------------------------------------------------------------------
      2,225,000   Sullivan County IDA (Center for Discovery)                                 7.250     02/01/2012         2,341,902
------------------------------------------------------------------------------------------------------------------------------------
      9,965,000   Sullivan County IDA (Center for Discovery)                                 7.750     02/01/2027        10,492,447
------------------------------------------------------------------------------------------------------------------------------------
      8,655,000   Sullivan County IDA (SCCC Dorm Corp. Civic Facility)                       7.250     06/01/2027         8,554,775
------------------------------------------------------------------------------------------------------------------------------------


22                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$       255,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights Corp.)                   7.375%    11/01/2008     $     251,948
------------------------------------------------------------------------------------------------------------------------------------
      6,995,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights Corp.)                   8.500     11/01/2031         6,944,076
------------------------------------------------------------------------------------------------------------------------------------
      6,590,000   Syracuse Hsg. Authority (LRRHCF)                                           5.800     08/01/2037         6,906,188
------------------------------------------------------------------------------------------------------------------------------------
        245,000   Syracuse Hsg. Authority (LRRHCF)                                           7.500     08/01/2010           247,308
------------------------------------------------------------------------------------------------------------------------------------
      2,435,000   Syracuse Hsg. Authority (Pavilion on James)                                7.500     11/01/2042         2,315,929
------------------------------------------------------------------------------------------------------------------------------------
        145,000   Syracuse IDA (Anoplate Corp.)                                              7.250     11/01/2007           148,548
------------------------------------------------------------------------------------------------------------------------------------
      2,195,000   Syracuse IDA (Anoplate Corp.)                                              8.000     11/01/2022         2,306,682
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Syracuse IDA (Crouse Irving Health Hospital)                               5.375     01/01/2023           757,670
------------------------------------------------------------------------------------------------------------------------------------
     16,760,000   Syracuse IDA (James Square)                                                7.200 2   08/01/2025         4,498,552
------------------------------------------------------------------------------------------------------------------------------------
        725,000   Syracuse IDA (Jewish Home of Central NY)                                   7.375     03/01/2021           779,013
------------------------------------------------------------------------------------------------------------------------------------
      2,050,000   Syracuse IDA (Jewish Home of Central NY)                                   7.375     03/01/2031         2,193,664
------------------------------------------------------------------------------------------------------------------------------------
         75,000   Taconic Hills Central School District at Craryville                        5.000     06/15/2026            77,477
------------------------------------------------------------------------------------------------------------------------------------
      7,500,000   Tobacco Settlement Financing Corp. (TASC)                                  5.500     06/01/2019         8,109,600
------------------------------------------------------------------------------------------------------------------------------------
     13,825,000   Tobacco Settlement Financing Corp. (TASC)                                  5.500     06/01/2021        14,913,166
------------------------------------------------------------------------------------------------------------------------------------
     13,555,000   Tobacco Settlement Financing Corp. (TASC)                                  5.500     06/01/2022        14,621,914
------------------------------------------------------------------------------------------------------------------------------------
      3,750,000   Tompkins County IDA (Ithacare Center)                                      6.200     02/01/2037         3,894,900
------------------------------------------------------------------------------------------------------------------------------------
         40,000   Tompkins Health Care Corp. (Reconstruction Home)                          10.800     02/01/2007            41,268
------------------------------------------------------------------------------------------------------------------------------------
         60,000   Tompkins Health Care Corp. (Reconstruction Home)                          10.800     02/01/2028            66,571
------------------------------------------------------------------------------------------------------------------------------------
        555,000   Tonawanda Senior Citizen Hsg. Corp.                                        6.500     12/01/2010           562,287
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Triborough Bridge & Tunnel Authority                                       5.000     01/01/2032            25,594
------------------------------------------------------------------------------------------------------------------------------------
      8,265,000   Triborough Bridge & Tunnel Authority RITES                                 8.089 3   01/01/2027         9,134,147
------------------------------------------------------------------------------------------------------------------------------------
      4,190,000   Triborough Bridge & Tunnel Authority RITES                                 8.089 3   01/01/2032         4,656,263
------------------------------------------------------------------------------------------------------------------------------------
     57,750,000   TSASC, Inc. (TFABs) RITES                                                  5.973 3   06/01/2034        54,596,273
------------------------------------------------------------------------------------------------------------------------------------
     66,670,000   TSASC, Inc. (TFABs) RITES                                                  6.520 3   06/01/2042        61,205,060
------------------------------------------------------------------------------------------------------------------------------------
      6,560,000   TSASC, Inc. (TFABs) RITES                                                  6.520 3   06/01/2042         6,022,277
------------------------------------------------------------------------------------------------------------------------------------
     33,750,000   TSASC, Inc. (TFABs) ROLs 9                                                 6.962 3   06/01/2042        31,905,563
------------------------------------------------------------------------------------------------------------------------------------
        995,000   UCP/HCA  of Chemung County                                                 6.600     08/01/2022         1,033,696
------------------------------------------------------------------------------------------------------------------------------------
      2,175,000   Ulser County Tobacco Asset Securitization Corp. 1                          6.250     06/01/2025         2,324,357
------------------------------------------------------------------------------------------------------------------------------------
      1,805,000   Ulster County IDA (Brooklyn Bottling)                                      8.600     06/30/2022         1,813,195
------------------------------------------------------------------------------------------------------------------------------------
      4,000,000   Ulster County IDA (Kingston Hospital)                                      5.650     11/15/2024         4,149,160
------------------------------------------------------------------------------------------------------------------------------------
      1,465,000   Ulster County IDA (Mid-Hudson Family Health Services)                      5.350     07/01/2023         1,508,159
------------------------------------------------------------------------------------------------------------------------------------
      3,005,000   Ulster County Tobacco Asset Securitization Corp.                           0.000 7   06/01/2040         2,425,245
------------------------------------------------------------------------------------------------------------------------------------
      2,815,000   Ulster County Tobacco Asset Securitization Corp.                           6.000     06/01/2040         2,954,202
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   United Nations Devel. Corp., Series A                                      5.250     07/01/2026         2,043,940
------------------------------------------------------------------------------------------------------------------------------------
         25,000   Upper Mohawk Valley Regional Water Finance Authority                       5.125     10/01/2026            25,733
------------------------------------------------------------------------------------------------------------------------------------
        500,000   Utica GO                                                                   6.100     01/15/2013           533,440
------------------------------------------------------------------------------------------------------------------------------------
      3,550,000   Utica IDA (Utica College Civic Facility)                                   6.850     12/01/2031         3,720,684
------------------------------------------------------------------------------------------------------------------------------------
        340,000   Watervliet Hsg. Authority (Colonie Senior Service Center)                  5.875     06/01/2018           324,068
------------------------------------------------------------------------------------------------------------------------------------
     10,800,000   Watervliet Hsg. Authority (Colonie Senior Service Center)                  6.125     06/01/2038         9,936,756
------------------------------------------------------------------------------------------------------------------------------------
      2,590,000   Wayne County IDA (ARC)                                                     8.375     03/01/2018         2,594,248
------------------------------------------------------------------------------------------------------------------------------------
        300,000   Westchester County Healthcare Corp., Series A                              5.875     11/01/2025           302,316
------------------------------------------------------------------------------------------------------------------------------------
      7,165,000   Westchester County IDA (Ardsley Hsg.)                                      7.900     11/01/2044         7,091,201
------------------------------------------------------------------------------------------------------------------------------------


23                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     3,135,000   Westchester County IDA (Ardsley Hsg.)                                      7.900%    11/01/2044     $   3,102,710
------------------------------------------------------------------------------------------------------------------------------------
      6,310,000   Westchester County IDA (Ardsley Hsg.)                                      7.900     11/01/2044         6,245,007
------------------------------------------------------------------------------------------------------------------------------------
      3,580,000   Westchester County IDA (Ardsley Hsg.)                                      7.900     11/01/2044         3,543,233
------------------------------------------------------------------------------------------------------------------------------------
      8,440,000   Westchester County IDA (Ardsley Hsg.)                                      7.900     11/01/2044         8,353,321
------------------------------------------------------------------------------------------------------------------------------------
      8,085,000   Westchester County IDA (Ardsley Hsg.)                                      7.900     11/01/2044         8,001,725
------------------------------------------------------------------------------------------------------------------------------------
      6,270,000   Westchester County IDA (Ardsley Hsg.)                                      7.900     11/01/2044         6,205,419
------------------------------------------------------------------------------------------------------------------------------------
      6,835,000   Westchester County IDA (Ardsley Hsg.)                                      7.900     11/01/2044         6,764,600
------------------------------------------------------------------------------------------------------------------------------------
      1,870,000   Westchester County IDA (Beth Abraham Hospital)                             8.375     12/01/2025         1,932,047
------------------------------------------------------------------------------------------------------------------------------------
         90,000   Westchester County IDA (Children's Village)                                5.375     03/15/2019            91,542
------------------------------------------------------------------------------------------------------------------------------------
      4,450,000   Westchester County IDA (Children's Village)                                6.000     06/01/2022         4,600,321
------------------------------------------------------------------------------------------------------------------------------------
      1,215,000   Westchester County IDA (Clearview School)                                  7.250     01/01/2035         1,238,316
------------------------------------------------------------------------------------------------------------------------------------
      1,300,000   Westchester County IDA (Guiding Eyes for the Blind)                        5.375     08/01/2024         1,341,522
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Westchester County IDA (Hebrew Hospital Senior Hsg.)                       7.375     07/01/2030         2,156,200
------------------------------------------------------------------------------------------------------------------------------------
      1,560,000   Westchester County IDA (JDAM)                                              6.750     04/01/2016         1,603,914
------------------------------------------------------------------------------------------------------------------------------------
      3,315,000   Westchester County IDA (Lawrence Hospital)                                 5.000     01/01/2028         3,319,608
------------------------------------------------------------------------------------------------------------------------------------
        800,000   Westchester County IDA (Lawrence Hospital)                                 5.125     01/01/2018           814,120
------------------------------------------------------------------------------------------------------------------------------------
      1,275,000   Westchester County IDA (Living Independently for the Elderly)              5.375     08/20/2021         1,357,569
------------------------------------------------------------------------------------------------------------------------------------
      3,035,000   Westchester County IDA (Living Independently for the Elderly)              5.400     08/20/2032         3,209,361
------------------------------------------------------------------------------------------------------------------------------------
      1,610,000   Westchester County IDA (Rippowam-Cisqua School)                            5.750     06/01/2029         1,656,143
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Westchester County IDA (Schnurmacher Center)                               6.500     11/01/2013         1,059,410
------------------------------------------------------------------------------------------------------------------------------------
      1,710,000   Westchester County IDA (Schnurmacher Center)                               6.500     11/01/2033         1,810,411
------------------------------------------------------------------------------------------------------------------------------------
        130,000   Westchester County IDA (Westchester Airport Assoc.)                        5.950     08/01/2024           130,798
------------------------------------------------------------------------------------------------------------------------------------
      2,000,000   Westchester County IDA (Westhab Community Revitalization)                  4.850     06/01/2032         1,923,880
------------------------------------------------------------------------------------------------------------------------------------
      2,590,000   Westchester County IDA (Winward School)                                    5.250     10/01/2031         2,683,085
------------------------------------------------------------------------------------------------------------------------------------
     76,375,000   Westchester County Tobacco Asset Securitization Corp.                      0.000 7   07/15/2039        79,281,833
------------------------------------------------------------------------------------------------------------------------------------
      4,250,000   Westchester County Tobacco Asset Securitization Corp.                      5.826 3   06/01/2038         4,052,970
------------------------------------------------------------------------------------------------------------------------------------
     21,325,000   Westchester County Tobacco Asset Securitization Corp. RITES 4              5.826 3   06/01/2038        20,336,373
------------------------------------------------------------------------------------------------------------------------------------
        675,000   Westchester County Tobacco Asset Securitization Corp. RITES                5.826 3   06/01/2038           643,707
------------------------------------------------------------------------------------------------------------------------------------
      6,325,000   Westchester County Tobacco Asset Securitization Corp. RITES                5.826 3   06/01/2045         5,950,117
------------------------------------------------------------------------------------------------------------------------------------
     13,340,000   Westchester County Tobacco Asset Securitization Corp. RITES                7.447 3   06/01/2045        12,154,074
------------------------------------------------------------------------------------------------------------------------------------
      1,400,000   Yates County IDA (Keuka College)                                           8.750     08/01/2015         1,524,096
------------------------------------------------------------------------------------------------------------------------------------
      3,750,000   Yates County IDA (SSMH)                                                    5.650     02/01/2039         3,980,925
------------------------------------------------------------------------------------------------------------------------------------
      6,000,000   Yonkers GO                                                                 5.000     08/01/2030         6,261,120
------------------------------------------------------------------------------------------------------------------------------------
      4,500,000   Yonkers GO                                                                 5.000     08/01/2035         4,678,380
------------------------------------------------------------------------------------------------------------------------------------
      4,685,000   Yonkers IDA (Hudson Scenic Studio)                                         6.625     11/01/2019         4,799,408
------------------------------------------------------------------------------------------------------------------------------------
      4,445,000   Yonkers IDA (Monastery Manor Associates)                                   5.250     04/01/2037         4,623,733
------------------------------------------------------------------------------------------------------------------------------------
      1,590,000   Yonkers IDA (Philipsburgh Hall Associates)                                 7.500     11/01/2030         1,580,142
------------------------------------------------------------------------------------------------------------------------------------
      2,515,000   Yonkers IDA (St. John's Riverside Hospital)                                7.125     07/01/2031         2,621,032
------------------------------------------------------------------------------------------------------------------------------------
      1,700,000   Yonkers IDA (St. Joseph's Hospital)                                        5.900     03/01/2008         1,696,906
------------------------------------------------------------------------------------------------------------------------------------


24                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     2,810,000   Yonkers IDA (St. Joseph's Hospital)                                        8.500%    12/30/2013     $   2,836,414
------------------------------------------------------------------------------------------------------------------------------------
      3,225,000   Yonkers IDA (Westchester School)                                           8.750     12/30/2023         3,325,330
------------------------------------------------------------------------------------------------------------------------------------
        800,000   Yonkers Parking Authority                                                  6.000     06/15/2018           838,248
------------------------------------------------------------------------------------------------------------------------------------
      1,215,000   Yonkers Parking Authority                                                  6.000     06/15/2024         1,255,921
                                                                                                                      --------------
                                                                                                                      7,038,482,661
------------------------------------------------------------------------------------------------------------------------------------
Other States--0.1%
      5,000,000   NJ EDA (Continental Airlines)                                              6.400     09/15/2023         5,006,600
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--14.3%
      2,995,000   Guam EDA (Harmon Village Apartments) 5                                     9.375     11/01/2018                --
------------------------------------------------------------------------------------------------------------------------------------
      2,435,000   Guam EDA (Royal Socio Apartments) 5                                        9.500     11/01/2018         1,211,291
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Guam Government Waterworks Authority & Wastewater System                   5.875     07/01/2035         3,157,050
------------------------------------------------------------------------------------------------------------------------------------
        290,000   Guam Power Authority, Series A                                             5.250     10/01/2023           285,598
------------------------------------------------------------------------------------------------------------------------------------
     20,000,000   Guam Power Authority, Series A                                             5.250     10/01/2034        19,104,800
------------------------------------------------------------------------------------------------------------------------------------
     18,595,000   Northern Mariana Islands Ports Authority, Series A                         6.600     03/15/2028        20,688,053
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Northern Mariana Islands, Series A                                         6.000     06/01/2020         1,054,210
------------------------------------------------------------------------------------------------------------------------------------
      7,695,000   Northern Mariana Islands, Series A                                         6.250     03/15/2028         8,018,498
------------------------------------------------------------------------------------------------------------------------------------
     10,000,000   Northern Mariana Islands, Series A                                         7.375     06/01/2030        10,974,900
------------------------------------------------------------------------------------------------------------------------------------
     17,000,000   Puerto Rico Children's Trust Fund (TASC)                                   6.380 2   05/15/2050         1,105,850
------------------------------------------------------------------------------------------------------------------------------------
     14,000,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2027        14,220,080
------------------------------------------------------------------------------------------------------------------------------------
     16,880,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2029        17,152,443
------------------------------------------------------------------------------------------------------------------------------------
     48,655,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2033        49,122,575
------------------------------------------------------------------------------------------------------------------------------------
     39,800,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2034        40,212,328
------------------------------------------------------------------------------------------------------------------------------------
      5,605,000   Puerto Rico Commonwealth GO                                                5.125     07/01/2031         5,693,447
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                                                5.250     07/01/2019         5,283,950
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                                                5.250     07/01/2021         5,251,500
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                                                5.250     07/01/2024         5,235,750
------------------------------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico Electric Power Authority                                       5.250     07/01/2029            52,898
------------------------------------------------------------------------------------------------------------------------------------
         70,000   Puerto Rico Electric Power Authority, Series II                            5.125     07/01/2026            73,783
------------------------------------------------------------------------------------------------------------------------------------
         30,000   Puerto Rico Electric Power Authority, Series NN                            5.125     07/01/2029            31,092
------------------------------------------------------------------------------------------------------------------------------------
        750,000   Puerto Rico HBFA                                                           6.250     04/01/2029           758,438
------------------------------------------------------------------------------------------------------------------------------------
         85,000   Puerto Rico HFC                                                            5.100     12/01/2018            86,142
------------------------------------------------------------------------------------------------------------------------------------
      1,925,000   Puerto Rico HFC                                                            5.500     12/01/2023         2,005,985
------------------------------------------------------------------------------------------------------------------------------------
         40,000   Puerto Rico HFC                                                            7.500     10/01/2015            40,064
------------------------------------------------------------------------------------------------------------------------------------
      1,125,000   Puerto Rico HFC                                                            7.500     04/01/2022         1,133,899
------------------------------------------------------------------------------------------------------------------------------------
      9,195,000   Puerto Rico Highway & Transportation Authority                             5.000     07/01/2028         9,328,328
------------------------------------------------------------------------------------------------------------------------------------
      2,105,000   Puerto Rico Highway & Transportation Authority, Series AA                  5.000     07/01/2035         2,123,945
------------------------------------------------------------------------------------------------------------------------------------
     16,895,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2033        17,088,279
------------------------------------------------------------------------------------------------------------------------------------
     87,005,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042        87,629,696
------------------------------------------------------------------------------------------------------------------------------------
        165,000   Puerto Rico Highway & Transportation Authority, Series J                   5.000     07/01/2034           166,709
------------------------------------------------------------------------------------------------------------------------------------
     16,750,000   Puerto Rico Highway & Transportation Authority, Series J                   5.125     07/01/2039        17,064,565
------------------------------------------------------------------------------------------------------------------------------------
     28,060,000   Puerto Rico Highway & Transportation Authority, Series J 6                 5.125     07/01/2043        28,556,381
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Highway & Transportation Authority, Series K                   5.000     07/01/2023         5,133,800
------------------------------------------------------------------------------------------------------------------------------------


25                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------------------------
$    10,000,000   Puerto Rico Highway & Transportation Authority, Series K                   5.000%    07/01/2025     $  10,229,800
------------------------------------------------------------------------------------------------------------------------------------
      8,000,000   Puerto Rico Highway & Transportation Authority, Series K                   5.000     07/01/2026         8,183,840
------------------------------------------------------------------------------------------------------------------------------------
      3,000,000   Puerto Rico Highway & Transportation Authority, Series K                   5.000     07/01/2027         3,062,160
------------------------------------------------------------------------------------------------------------------------------------
     51,225,000   Puerto Rico Highway & Transportation Authority, Series K                   5.000     07/01/2035        51,788,475
------------------------------------------------------------------------------------------------------------------------------------
     17,795,000   Puerto Rico Highway & Transportation Authority, Series K 4                 5.000     07/01/2040        17,951,062
------------------------------------------------------------------------------------------------------------------------------------
     86,440,000   Puerto Rico Highway & Transportation Authority, Series K                   5.000     07/01/2045        87,179,062
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Infrastructure                                                 5.000     07/01/2037         5,055,000
------------------------------------------------------------------------------------------------------------------------------------
    152,000,000   Puerto Rico Infrastructure                                                 5.000     07/01/2041       153,333,040
------------------------------------------------------------------------------------------------------------------------------------
      1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2019         1,105,920
------------------------------------------------------------------------------------------------------------------------------------
      1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     12/01/2021         1,632,409
------------------------------------------------------------------------------------------------------------------------------------
      5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2029         5,851,028
------------------------------------------------------------------------------------------------------------------------------------
      6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.500     12/01/2031         6,525,732
------------------------------------------------------------------------------------------------------------------------------------
     42,400,000   Puerto Rico ITEMECF (Cogeneration Facilities)                              6.625     06/01/2026        46,497,960
------------------------------------------------------------------------------------------------------------------------------------
      3,160,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           5.625     07/01/2017         2,950,966
------------------------------------------------------------------------------------------------------------------------------------
        985,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           5.625     07/01/2027           880,117
------------------------------------------------------------------------------------------------------------------------------------
      8,745,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           6.500     07/01/2018         8,751,122
------------------------------------------------------------------------------------------------------------------------------------
     12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           6.500     07/01/2026        12,295,816
------------------------------------------------------------------------------------------------------------------------------------
        615,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                              6.400     05/01/2009           615,246
------------------------------------------------------------------------------------------------------------------------------------
      2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                              6.600     05/01/2014         2,450,000
------------------------------------------------------------------------------------------------------------------------------------
      5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                              6.700     05/01/2024         5,250,525
------------------------------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)                5.750     06/01/2029         5,760,930
------------------------------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico ITEMECF (University of the Sacred Heart)                       5.250     09/01/2021           513,115
------------------------------------------------------------------------------------------------------------------------------------
      8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)                       5.250     09/01/2031         8,148,560
------------------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Municipal Finance Agency, Series A                             5.250     08/01/2024         5,255,650
------------------------------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico Municipal Finance Agency, Series A                             5.250     08/01/2025         1,572,060
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Port Authority (American Airlines), Series A                   6.250     06/01/2026           914,460
------------------------------------------------------------------------------------------------------------------------------------
     12,470,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023        11,545,724
------------------------------------------------------------------------------------------------------------------------------------
     85,715,000   Puerto Rico Public Buildings Authority                                     5.000     07/01/2036        86,573,864
------------------------------------------------------------------------------------------------------------------------------------
     57,935,000   Puerto Rico Public Buildings Authority                                     5.250     07/01/2033        60,451,117
------------------------------------------------------------------------------------------------------------------------------------
        120,000   Puerto Rico Public Buildings Authority                                     5.375     07/01/2033           125,258
------------------------------------------------------------------------------------------------------------------------------------
     47,020,000   Puerto Rico Public Finance Corp., Series E                                 5.500     08/01/2029        49,595,756
------------------------------------------------------------------------------------------------------------------------------------
      9,230,000   University of V.I. , Series A                                              5.375     06/01/2034         9,615,999
------------------------------------------------------------------------------------------------------------------------------------
      2,040,000   University of V.I. , Series A                                              6.250     12/01/2029         2,198,610
------------------------------------------------------------------------------------------------------------------------------------
      1,250,000   V.I.  Government Refinery Facilities (Hovensa Coker)                       6.500     07/01/2021         1,411,088
------------------------------------------------------------------------------------------------------------------------------------
         25,000   V.I.  Hsg. Finance Authority, Series A                                     6.450     03/01/2016            25,243
------------------------------------------------------------------------------------------------------------------------------------
     18,720,000   V.I.  Public Finance Authority (Gross Receipts Taxes Loan)                 5.000     10/01/2031        18,985,262
------------------------------------------------------------------------------------------------------------------------------------
        550,000   V.I.  Public Finance Authority (Gross Receipts Taxes Loan)                 5.000     10/01/2033           566,115
------------------------------------------------------------------------------------------------------------------------------------
     27,733,000   V.I.  Public Finance Authority (Hovensa Coker)                             6.500     07/01/2021        31,306,952
------------------------------------------------------------------------------------------------------------------------------------
      8,000,000   V.I.  Public Finance Authority (Hovensa Refinery)                          6.125     07/01/2022         8,817,280
------------------------------------------------------------------------------------------------------------------------------------


26                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

      Principal
         Amount                                                                             Coupon       Maturity             Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------------------------
$    11,700,000   V.I.  Public Finance Authority (Hovensa)                                   5.875%    07/01/2022     $  12,755,457
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I.  Public Finance Authority, Series A                                   5.250     10/01/2023         1,059,370
------------------------------------------------------------------------------------------------------------------------------------
        750,000   V.I.  Public Finance Authority, Series A                                   5.250     10/01/2024           793,988
------------------------------------------------------------------------------------------------------------------------------------
      1,000,000   V.I.  Public Finance Authority, Series A                                   5.500     10/01/2018         1,037,100
------------------------------------------------------------------------------------------------------------------------------------
     16,220,000   V.I.  Public Finance Authority, Series A                                   5.500     10/01/2022        16,808,948
------------------------------------------------------------------------------------------------------------------------------------
      7,500,000   V.I.  Public Finance Authority, Series A                                   5.625     10/01/2025         7,801,500
------------------------------------------------------------------------------------------------------------------------------------
         50,000   V.I.  Public Finance Authority, Series A                                   5.625     10/01/2025            51,914
------------------------------------------------------------------------------------------------------------------------------------
      3,830,000   V.I.  Public Finance Authority, Series E                                   6.000     10/01/2022         4,013,036
------------------------------------------------------------------------------------------------------------------------------------
      1,575,000   V.I.  Water & Power Authority                                              5.300     07/01/2018         1,601,744
------------------------------------------------------------------------------------------------------------------------------------
      3,515,000   V.I.  Water & Power Authority                                              5.300     07/01/2021         3,547,795
------------------------------------------------------------------------------------------------------------------------------------
      2,500,000   V.I.  Water & Power Authority                                              5.500     07/01/2017         2,577,500
                                                                                                                      --------------
                                                                                                                      1,166,067,002
------------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $7,936,589,089) 100.5%                                                              8,209,556,263
------------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets (0.5)                                                                             (37,044,250)
                                                                                                                   -----------------
Net Assets 100.0%                                                                                                  $  8,172,512,013
                                                                                                                   =================

Footnotes to Statement of Investments

1. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $48,751,955, which represents 0.60% of the Fund's net assets. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

5. Issue is in default. Non-income producing. See accompanying Notes.

6. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Represents the current interest rate for a variable or increasing rate security.

9. Security is subject to a shortfall and forebearance agreement. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Association for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Association of Retarded Citizens
ASMF       Amsterdam Sludge Management Facility
CCSSVD     Central Council of the Society of St. Vincent dePaul
CFGA       Child and Family Guidance Association
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and Counseling Services
COP        Certificates of Participation
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DIAMONDS   Direct Investment of Accrued Municipals
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Development Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Development Authority
FREE       Family Residences and Essential Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HBFA       Housing Bank and Finance Agency


27                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

HDC        Housing Development Corp.
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
HJDOI      Hospital for Joint Diseases Orthopedic Institute
IDA        Industrial Development Agency
IGHL       Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC        Jewish Community Center
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services Corporation
LILCO      Long Island Lighting Corporation
LRRHCF     Loretto Rest Residential Health Care Facility
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NH&HC      Nursing Home and Health Care
NIMO       Niagara Mohawk Power Corporation
NJ         New Jersey
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
OBPWC      Ocean Bay Park Water Corporation
P-Floats   Puttable Floats
PSCH       Professional Service Centers for the Handicapped, Inc.
RG&E       Rochester Gas and Electric
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
Res Rec    Resource Recovery Facility
SCCC       Sullivan County Community College
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SLCD       School for Language and Communication Development
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SSMH       Soldiers and Sailors Memorial Hospital
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UBF        University of Buffalo Foundation
UCP/HCA    United Cerebral Palsy and Handicapped Children's Association
UCPAGS     United Cerebral Palsy Association of Greater Suffolk
UDC        Urban Development Corp.
V.I.       United States Virgin Islands
WWH        Wyandach/Wheatley Heights
YMCA       Young Men's Christian Association


28                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------


INDUSTRY CONCENTRATION

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Industry                                                       Value     Percent
--------------------------------------------------------------------------------
Tobacco Settlement Payments                            $  990,933,530      12.1%
Highways/Railways                                         938,947,451      11.4
Hospital/Health Care                                      818,905,247      10.0
Electric Utilities                                        755,638,580       9.2
General Obligation                                        700,594,520       8.5
Airlines                                                  606,874,117       7.4
Adult Living Facilities                                   377,080,789       4.6
Marine/Aviation Facilities                                368,744,995       4.5
Water Utilities                                           334,655,892       4.1
Multifamily Housing                                       315,562,652       3.8
Not-for-Profit Organization                               289,463,651       3.5
Higher Education                                          287,534,336       3.5
Municipal Leases                                          228,708,499       2.8
Paper, Containers & Packaging                             199,396,021       2.4
Special Tax                                               189,026,404       2.3
Single Family Housing                                     122,898,460       1.5
Education                                                 121,115,651       1.5
Sales Tax Revenue                                         108,862,904       1.3
Manufacturing, Non-Durable Goods                          102,860,157       1.3
Resource Recovery                                          99,248,282       1.2
Manufacturing, Durable Goods                               79,241,922       1.0
Pollution Control                                          54,832,472       0.7
Special Assessment                                         39,688,620       0.5
Parking Fee Revenue                                        28,128,909       0.3
Gas Utilities                                              25,209,187       0.3
Hotels, Restaurants & Leisure                              17,925,366       0.2
Sewer Utilities                                             7,477,649       0.1
                                                       -------------------------
Total                                                  $8,209,556,263     100.0%
                                                       =========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $7,937,470,720
                                              ===============

Gross unrealized appreciation                 $  336,836,101
Gross unrealized depreciation                    (64,750,558)
                                              ---------------
Net unrealized appreciation                   $  272,085,543
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded.


29                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $46,236,501 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $772,837,522 as of March 31, 2006.

The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $4,488,842, representing 0.05% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


30                                 |                   Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to 5% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6997% as of March 31, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.


31                                 |                   Rochester Fund Municipals



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006